UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02790

Franklin California Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: February 28

Date of reporting period: February 28, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Franklin California Tax-Free Income Fund
Class A [FTFQX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin California Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$77	0.76%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A shares of Franklin California Tax-Free Income Fund returned 3.06%. The Fund compares its performance to the Bloomberg Municipal Bond California Exempt Index, which returned 2.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Overweight to A rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Underweight to municipal bonds with 10 years to maturity
Franklin California Tax-Free Income Fund	PAGE 1	1112-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A	3.06	0.12	2.31
Class A (with sales charge)	-0.81	-0.64	1.92
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg Municipal Bond California Exempt Index	2.59	0.59	2.27
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class A shares on 9/10/2018. Returns for periods before 9/10/2018, are based on the Fund’s Class A1 performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$13,154,370,486
Total Number of Portfolio Holdings*	1,131
Total Management Fee Paid	$58,666,971
Portfolio Turnover Rate	7.96%
*	Does not include derivatives, except purchased options, if any.
Franklin California Tax-Free Income Fund	PAGE 2	1112-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin California Tax-Free Income Fund	PAGE 3	1112-ATSR-0425

Franklin California Tax-Free Income Fund
Class A1 [FKTFX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin California Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A1	$61	0.60%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class A1 shares of Franklin California Tax-Free Income Fund returned 3.22%. The Fund compares its performance to the Bloomberg Municipal Bond California Exempt Index, which returned 2.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Overweight to A rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Underweight to municipal bonds with 10 years to maturity
Franklin California Tax-Free Income Fund	PAGE 1	112-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A1 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class A1	3.22	0.28	2.40
Class A1 (with sales charge)	-0.68	-0.49	2.01
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg Municipal Bond California Exempt Index	2.59	0.59	2.27
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$13,154,370,486
Total Number of Portfolio Holdings*	1,131
Total Management Fee Paid	$58,666,971
Portfolio Turnover Rate	7.96%
*	Does not include derivatives, except purchased options, if any.
Franklin California Tax-Free Income Fund	PAGE 2	112-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin California Tax-Free Income Fund	PAGE 3	112-ATSR-0425

Franklin California Tax-Free Income Fund
Class C [FRCTX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin California Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$118	1.16%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class C shares of Franklin California Tax-Free Income Fund returned 2.65%. The Fund compares its performance to the Bloomberg Municipal Bond California Exempt Index, which returned 2.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Overweight to A rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Underweight to municipal bonds with 10 years to maturity
Franklin California Tax-Free Income Fund	PAGE 1	212-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class C	2.65	-0.27	1.84
Class C (with sales charge)	1.66	-0.27	1.84
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg Municipal Bond California Exempt Index	2.59	0.59	2.27
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$13,154,370,486
Total Number of Portfolio Holdings*	1,131
Total Management Fee Paid	$58,666,971
Portfolio Turnover Rate	7.96%
*	Does not include derivatives, except purchased options, if any.
Franklin California Tax-Free Income Fund	PAGE 2	212-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin California Tax-Free Income Fund	PAGE 3	212-ATSR-0425

Franklin California Tax-Free Income Fund
Class R6 [FKTQX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin California Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$48	0.47%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Class R6 shares of Franklin California Tax-Free Income Fund returned 3.36%. The Fund compares its performance to the Bloomberg Municipal Bond California Exempt Index, which returned 2.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Overweight to A rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Underweight to municipal bonds with 10 years to maturity
Franklin California Tax-Free Income Fund	PAGE 1	8112-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Class R6	3.36	0.41	2.49
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg Municipal Bond California Exempt Index	2.59	0.59	2.27
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund began offering Class R6 shares on 8/1/2017. Returns for periods before 8/1/2017, are based on the Fund’s Advisor Class performance, which has been adjusted to take into account differences in class-specific operating expenses and maximum sales charges. For periods after the share class offering, performance for the specific share class is used, reflecting the applicable expenses and maximum sales charges.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$13,154,370,486
Total Number of Portfolio Holdings*	1,131
Total Management Fee Paid	$58,666,971
Portfolio Turnover Rate	7.96%
*	Does not include derivatives, except purchased options, if any.
Franklin California Tax-Free Income Fund	PAGE 2	8112-ATSR-0425

WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin California Tax-Free Income Fund	PAGE 3	8112-ATSR-0425

Franklin California Tax-Free Income Fund
Advisor Class [FCAVX]
Annual Shareholder Report | February 28, 2025

This annual shareholder report contains important information about Franklin California Tax-Free Income Fund for the period March 1, 2024, to February 28, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$52	0.51%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended February 28, 2025, Advisor Class shares of Franklin California Tax-Free Income Fund returned 3.33%. The Fund compares its performance to the Bloomberg Municipal Bond California Exempt Index, which returned 2.59% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Overweight to bonds with no external credit rating
↑	Security selection in AA rated bonds
↑	Overweight to A rated bonds

Top detractors from performance:
↓	Overweight to municipal bonds with 20 or more years to maturity
↓	Security selection in A rated bonds
↓	Underweight to municipal bonds with 10 years to maturity
Franklin California Tax-Free Income Fund	PAGE 1	614-ATSR-0425

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 2/28/2015 — 2/28/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended February 28, 2025

	1 Year	5 Year	10 Year
Advisor Class	3.33	0.38	2.50
Bloomberg Municipal Bond Index	2.96	0.67	2.33
Bloomberg Municipal Bond California Exempt Index	2.59	0.59	2.27
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of February 28, 2025)

Total Net Assets	$13,154,370,486
Total Number of Portfolio Holdings*	1,131
Total Management Fee Paid	$58,666,971
Portfolio Turnover Rate	7.96%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin California Tax-Free Income Fund	PAGE 2	614-ATSR-0425

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin California Tax-Free Income Fund	PAGE 3	614-ATSR-0425

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Mary C. Choksi, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Mary C. Choksi as the Audit Committee’s financial expert. Mary C. Choksi is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending February 29, 2024 and February 28, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $90,664 in February 29, 2024 and $ 87,711 in February 28, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in February 29, 2024 and $0 in February 28, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in February 29, 2024 and $ 9,750 in February 28, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in February 29, 2024 and $0 in February 28, 2025.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Service Affiliates, other than the services reported in paragraphs (a) through (c) of this item, were $158,426 in February 29, 2024 and $0 in February 28, 2025. The services for which these fees were paid included professional fees in connection with SOC 1 Reports and professional fees relating to security counts.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i)  pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $228,426 in February 29, 2024 and $489,326 in February 28, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin
California Tax-Free
Income Fund
Financial Statements and Other Important Information
Annual | February 28, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 37
Notes to Financial Statements 41
Report of Independent Registered Public Accounting Firm 50
Tax Information 51
Changes In and Disagreements with Accountants 52
Results of Meeting(s) of Shareholders 52
Remuneration Paid to Directors, Officers and Others 52
Board Approval of Management and Subadvisory Agreements 52

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended March 31,
2025 2024
a
2023 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $6.89 $6.73 $7.44 $7.71 $7.50 $7.44
Income from investment operations
c
:
Net investment income
d
............. 0.24 0.24 0.22 0.18 0.22 0.22
Net realized and unrealized gains (losses) (0.03) 0.16 (0.71) (0.28) 0.20 0.08
Total from investment operations ........ 0.21 0.40 (0.49) (0.10) 0.42 0.30
Less distributions from:
Net investment income .............. (0.24) (0.24) (0.22) (0.17) (0.21) (0.24)
Net asset value, end of year ........... $6.86 $6.89 $6.73 $7.44 $7.71 $7.50
Total return
e
....................... 3.06% 6.02% (6.62)% (1.30)% 5.66% 3.98%
Ratios to average net assets
f
Expenses
g
........................ 0.76% 0.76% 0.77% 0.75% 0.75% 0.76%
Net investment income ............... 3.48% 3.57% 3.27% 2.52% 2.79% 2.97%
Supplemental data
Net assets, end of year (000’s) ......... $2,853,539 $2,554,655 $2,282,254 $2,412,285 $2,074,343 $1,395,165
Portfolio turnover rate ................ 7.96% 14.01% 42.30% 19.33% 14.41% 15.74%
a
For the year ended February 29.
b
For the period April 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended March 31,
2025 2024
a
2023 2021 2020
Class A1
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $6.88 $6.72 $7.43 $7.70 $7.49 $7.43
Income from investment operations
c
:
Net investment income
d
............. 0.25 0.25 0.23 0.19 0.23 0.24
Net realized and unrealized gains (losses) (0.03) 0.16 (0.71) (0.27) 0.20 0.07
Total from investment operations ........ 0.22 0.41 (0.48) (0.08) 0.43 0.31
Less distributions from:
Net investment income .............. (0.25) (0.25) (0.23) (0.19) (0.22) (0.25)
Net asset value, end of year ........... $6.85 $6.88 $6.72 $7.43 $7.70 $7.49
Total return
e
....................... 3.22% 6.18% (6.48)% (1.17)% 5.83% 4.14%
Ratios to average net assets
f
Expenses
g
........................ 0.60% 0.61% 0.62% 0.59% 0.60% 0.61%
Net investment income ............... 3.64% 3.73% 3.42% 2.68% 2.97% 3.12%
Supplemental data
Net assets, end of year (000’s) ......... $6,986,725 $7,640,302 $8,130,315 $10,201,944 $11,084,478 $11,448,334
Portfolio turnover rate ................ 7.96% 14.01% 42.30% 19.33% 14.41% 15.74%
a
For the year ended February 29.
b
For the period April 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended March 31,
2025 2024
a
2023 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $6.87 $6.71 $7.41 $7.69 $7.47 $7.41
Income from investment operations
c
:
Net investment income
d
............. 0.21 0.21 0.20 0.15 0.19 0.20
Net realized and unrealized gains (losses) (0.03) 0.16 (0.71) (0.28) 0.21 0.07
Total from investment operations ........ 0.18 0.37 (0.51) (0.13) 0.40 0.27
Less distributions from:
Net investment income .............. (0.21) (0.21) (0.19) (0.15) (0.18) (0.21)
Net asset value, end of year ........... $6.84 $6.87 $6.71 $7.41 $7.69 $7.47
Total return
e
....................... 2.65% 5.61% (6.88)% (1.80)% 5.40% 3.57%
Ratios to average net assets
f
Expenses
g
........................ 1.16% 1.16% 1.17% 1.15% 1.16% 1.16%
Net investment income ............... 3.09% 3.19% 2.86% 2.13% 2.42% 2.57%
Supplemental data
Net assets, end of year (000’s) ......... $324,192 $395,396 $502,065 $723,593 $1,018,197 $1,118,612
Portfolio turnover rate ................ 7.96% 14.01% 42.30% 19.33% 14.41% 15.74%
a
For the year ended February 29.
b
For the period April 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended March 31,
2025 2024
a
2023 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $6.87 $6.71 $7.42 $7.69 $7.48 $7.42
Income from investment operations
c
:
Net investment income
d
............. 0.26 0.26 0.24 0.20 0.24 0.25
Net realized and unrealized gains (losses) (0.03) 0.15 (0.71) (0.28) 0.20 0.07
Total from investment operations ........ 0.23 0.41 (0.47) (0.08) 0.44 0.32
Less distributions from:
Net investment income .............. (0.26) (0.25) (0.24) (0.19) (0.23) (0.26)
Net asset value, end of year ........... $6.84 $6.87 $6.71 $7.42 $7.69 $7.48
Total return
e
....................... 3.36% 6.33% (6.37)% (1.05)% 5.97% 4.28%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates ......................... 0.47% 0.48% 0.49% 0.47% 0.47% 0.47%
Expenses net of waiver and payments by
affiliates
g
........................ 0.47% 0.48% 0.49% 0.47%
h
0.47%
h
0.46%
Net investment income ............... 3.78% 3.87% 3.55% 2.81% 3.08% 3.27%
Supplemental data
Net assets, end of year (000’s) ......... $380,103 $316,077 $271,190 $345,058 $281,038 $186,078
Portfolio turnover rate ................ 7.96% 14.01% 42.30% 19.33% 14.41% 15.74%
a
For the year ended February 29.
b
For the period April 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended February 28, Year Ended
February 28,
2022
b
Year Ended March 31,
2025 2024
a
2023 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $6.87 $6.71 $7.42 $7.69 $7.48 $7.42
Income from investment operations
c
:
Net investment income
d
............. 0.26 0.26 0.24 0.20 0.24 0.24
Net realized and unrealized gains (losses) (0.04) 0.15 (0.72) (0.28) 0.20 0.08
Total from investment operations ........ 0.22 0.41 (0.48) (0.08) 0.44 0.32
Less distributions from:
Net investment income .............. (0.25) (0.25) (0.23) (0.19) (0.23) (0.26)
Net asset value, end of year ........... $6.84 $6.87 $6.71 $7.42 $7.69 $7.48
Total return
e
....................... 3.33% 6.30% (6.40)% (1.08)% 5.94% 4.24%
Ratios to average net assets
f
Expenses
g
........................ 0.51% 0.52% 0.52% 0.50% 0.51% 0.51%
Net investment income ............... 3.74% 3.84% 3.53% 2.78% 3.06% 3.22%
Supplemental data
Net assets, end of year (000’s) ......... $2,609,811 $2,425,421 $2,344,189 $2,619,688 $2,498,587 $1,888,402
Portfolio turnover rate ................ 7.96% 14.01% 42.30% 19.33% 14.41% 15.74%
a
For the year ended February 29.
b
For the period April 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Schedule of Investments , February 28, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Shares
a
Value
a
Common Stocks 0.0%
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 79,045 $ —
b
Total Common Stocks (Cost $ – ) ...............................................
—
Principal
Amount
a a a a
c
Senior Floating Rate Interests 0.0%
†
Residential REITs 0.0%
†
a ,d
Centennial Gardens LP, First Lien, Delayed Draw CME Term Loan , 6.88% , ( 3-month
SOFR + 2% ), 3/07/25 ............................................... $ 1,495,232 1,497,383
Total Senior Floating Rate Interests (Cost $ 1,495,231 ) ...........................
1,497,383
Municipal Bonds 98.3%
California 95.4%
Alameda Corridor Transportation Authority ,
Revenue , 2022 C , Refunding , AGMC Insured , 5% , 10/01/52 .................. 28,000,000 29,798,009
e
Revenue, Sub. Lien , 2004 A , Refunding , AMBAC Insured , 3.58%, 10/01/29 ...... 20,000,000 17,020,444
e
Revenue, Sub. Lien , 2004 A , Refunding , AMBAC Insured , 3.61%, 10/01/30 ...... 41,665,000 34,173,274
Alameda Unified School District , GO , 2015 A , 5% , 8/01/39 .....................
18,000,000 18,125,971
e
Alhambra City Elementary School District , Alhambra Unified School District , GO , 2004
B , NATL Insured , 3.25%, 9/01/27 ...................................... 3,035,000 2,799,419
Align Capital Trust , Revenue , 2023-1 , 5.5% , 3/01/35 .........................
13,000,000 12,956,190
e
Alisal Union School District ,
GO , 2009 B , AGMC Insured , 3.21%, 8/01/32 ............................. 3,355,000 2,647,556
GO , 2009 B , AGMC Insured , 3.28%, 8/01/33 ............................. 3,610,000 2,744,070
GO , 2009 B , AGMC Insured , 3.31%, 2/01/34 ............................. 3,345,000 2,494,470
Alta Loma School District , GO , 2019 B , 5% , 8/01/44 .........................
7,375,000 7,620,416
e
Alvord Unified School District ,
GO , 2011 B , AGMC Insured , 4.11%, 8/01/36 .............................. 15,000,000 9,465,870
GO , 2011 B , AGMC Insured , 7.261%, 8/01/46 ............................ 42,500,000 50,310,969
Anaheim Housing & Public Improvements Authority ,
City of Anaheim Electric System , Revenue , 2022 A , Refunding , 5% , 10/01/52 ..... 8,040,000 8,231,378
City of Anaheim Water System , Revenue , 2022 A , 5% , 10/01/52 ............... 8,345,000 8,553,919
e
Anaheim Public Financing Authority ,
City of Anaheim , Revenue , 1997 C , AGMC Insured , 3.08%, 9/01/26 ............ 29,430,000 28,108,625
City of Anaheim , Revenue , 1997 C , AGMC Insured , 3.14%, 9/01/27 ............ 22,860,000 21,142,592
City of Anaheim , Revenue , 1997 C , AGMC Insured , 3.21%, 9/01/28 ............ 14,425,000 12,902,076
City of Anaheim , Revenue , 1997 C , AGMC Insured , 3.24%, 9/01/29 ............ 24,810,000 21,467,530
City of Anaheim , Revenue , 1997 C , AGMC Insured , 3.39%, 9/01/32 ............ 13,665,000 10,616,504
City of Anaheim , Revenue , 1997 C , AGMC Insured , 3.46%, 9/01/33 ............ 37,070,000 27,692,903
City of Anaheim , Revenue , 1997 C , AGMC Insured , 3.53%, 9/01/34 ............ 24,970,000 17,914,330
City of Anaheim , Revenue , 1997 C , AGMC Insured , ETM, 3.34%, 3/01/37 ....... 15,080,000 10,128,892
e
Anaheim Union High School District , GO , 2002 A , AGMC Insured , 2.88%, 8/01/26 ... 8,570,000 8,230,698
Bay Area Toll Authority ,
Revenue , 2017 S-7 , Refunding , 4% , 4/01/42 ............................. 119,305,000 119,602,893
Revenue , 2017 S-7 , Refunding , 4% , 4/01/47 ............................. 23,330,000 23,249,810
Revenue , 2017 S-7 , Refunding , 4% , 4/01/49 ............................. 13,625,000 13,432,900
f
Revenue , 2021 A , Refunding , Mandatory Put , 2% , 4/01/28 ................... 12,000,000 11,516,802
Beaumont Public Improvement Authority , City of Beaumont Wastewater , Revenue ,
2018 A , AGMC Insured , 5% , 9/01/49 ................................... 10,000,000 10,294,616
Beaumont Unified School District ,
e
GO , 2011 C , AGMC Insured , 4.13%, 8/01/40 ............................. 11,000,000 5,851,248
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2025 ,
4.125% , 9/01/40 ................................................. 280,000 278,501
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2025 ,
4.375% , 9/01/45 ................................................. 435,000 429,477

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Beaumont Unified School District, (continued)
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2025 ,
4.5% , 9/01/50 ................................................... $ 640,000 $ 639,790
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2025 ,
4.5% , 9/01/55 ................................................... 910,000 899,711
Community Facilities District No. 2022-1 Improvement Area No. 2 , Special Tax , 2025 ,
4.125% , 9/01/40 ................................................. 310,000 308,340
Community Facilities District No. 2022-1 Improvement Area No. 2 , Special Tax , 2025 ,
4.375% , 9/01/45 ................................................. 875,000 863,891
Community Facilities District No. 2022-1 Improvement Area No. 2 , Special Tax , 2025 ,
5% , 9/01/50 .................................................... 1,000,000 1,038,135
Community Facilities District No. 2022-1 Improvement Area No. 2 , Special Tax , 2025 ,
5% , 9/01/55 .................................................... 1,000,000 1,032,893
Burbank-Glendale-Pasadena Airport Authority Brick Campaign ,
Revenue, Senior Lien , 2024 B , 5.25% , 7/01/49 ............................ 8,500,000 9,032,346
Revenue, Senior Lien , 2024 B , 5.25% , 7/01/54 ............................ 6,750,000 7,146,126
Cabrillo Unified School District , GO , 2018 A , 5% , 8/01/45 .....................
4,245,000 4,335,747
California Affordable Housing Agency ,
Butte County Housing Authority , Revenue , 2020 A , 4% , 10/01/40 .............. 1,580,000 1,586,456
Butte County Housing Authority , Revenue , 2020 A , 4% , 10/01/45 .............. 1,930,000 1,835,613
Butte County Housing Authority , Revenue , 2020 A , 4% , 10/01/50 .............. 1,855,000 1,714,015
f
California Community Choice Financing Authority ,
Revenue , 2022 A-1 , Mandatory Put , 4% , 8/01/28 .......................... 100,000,000 101,245,210
Revenue , 2023 C , Mandatory Put , 5.25% , 10/01/31 ........................ 122,575,000 129,397,451
Revenue , 2023 E-1 , Mandatory Put , 5% , 3/01/31 .......................... 38,855,000 41,572,103
Revenue , 2023 G-1 , Mandatory Put , 5.25% , 4/01/30 ....................... 23,500,000 24,989,277
Revenue , 2024 B , Mandatory Put , 5% , 12/01/32 ........................... 51,000,000 54,314,046
Revenue , 2024 C , Mandatory Put , 5% , 10/01/32 ........................... 65,875,000 70,860,216
Revenue , 2024 D , Mandatory Put , 5% , 9/01/32 ........................... 70,000,000 76,280,785
Revenue , 2024 E , Mandatory Put , 5% , 9/01/32 ............................ 90,000,000 97,739,334
California Community College Financing Authority ,
Revenue , 2001 A , NATL Insured , 5.125% , 4/01/31 ......................... 880,000 881,248
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5.25% , 5/01/53 .......... 8,150,000 8,383,814
g
California Community Housing Agency ,
Aster Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 2/01/56 .......... 5,235,000 4,614,196
Brio Apartments & Next on Lex Apartments , Revenue, Senior Lien , 144A, 2021 A-1 ,
4% , 2/01/56 .................................................... 35,015,000 30,504,203
Exchange at Bayfront Apartments , Revenue, Senior Lien , 144A, 201 A-1 T , 4.25% ,
2/01/38 ........................................................ 7,095,000 6,220,846
Exchange at Bayfront Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% ,
2/01/57 ........................................................ 59,855,000 38,946,320
Fountains at Emerald Park , Revenue, Junior Lien , 144A, 2021 A-2 , 4% , 8/01/46 ... 14,740,000 12,671,021
Fountains at Emerald Park , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 8/01/56 .. 46,440,000 34,255,909
K Street Flats , Revenue , 144A, 2021 A-1 , 3% , 2/01/57 ...................... 47,500,000 33,104,118
Summit at Sausalito Apartments , Revenue , 144A, 2021 A-1 , 3% , 2/01/57 ........ 16,260,000 11,537,224
Twin Creek Apartments , Revenue , 144A, 2022 A-1 , 4.5% , 8/01/52 ............. 29,275,000 23,867,703
e
Twin Creek Apartments , Revenue, Senior Lien , 144A, 2022 A-2 , 6.311%, 8/01/65 .. 79,990,000 3,474,302
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... 15,765,000 14,901,718
California County Tobacco Securitization Agency ,
Gold Country Settlement Funding Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/40 1,120,000 1,102,472
Gold Country Settlement Funding Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/49 2,000,000 1,861,601
Kern County Tobacco Funding Corp. , Revenue , 2014 , Refunding , 5% , 6/01/34 .... 9,905,000 9,907,012
Kern County Tobacco Funding Corp. , Revenue , 2014 , Refunding , 5% , 6/01/40 .... 17,650,000 17,650,930
Los Angeles County Securitization Corp. , Revenue , 2020 B-1 , Refunding , 5% ,
6/01/49 ........................................................ 330,000 334,377
Los Angeles County Securitization Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/49 .................................................... 3,525,000 3,281,052

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California County Tobacco Securitization Agency, (continued)
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/36 .................................................... $ 470,000 $ 475,709
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/38 .................................................... 530,000 532,163
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/40 .................................................... 625,000 615,219
Merced County Tobacco Funding Corp. , Revenue, Senior Lien , 2020 A , Refunding ,
4% , 6/01/42 .................................................... 100,000 97,799
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/35 .. 350,000 355,591
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/36 .. 600,000 607,288
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/37 .. 530,000 534,309
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/38 .. 790,000 793,225
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/39 .. 620,000 617,236
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/40 .. 830,000 817,010
Sonoma County Securitization Corp. , Revenue , 2020 A , Refunding , 4% , 6/01/49 .. 3,520,000 3,276,418
Sonoma County Securitization Corp. , Revenue , 2020 B-1 , Refunding , 5% , 6/01/49 . 540,000 547,763
Stanislaus County Tobacco Funding Corp. , Revenue , 2002 A , 5.875% , 6/01/43 ... 3,165,000 3,169,811
California Educational Facilities Authority ,
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/40 ................ 1,295,000 1,237,491
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/41 ................ 1,345,000 1,271,308
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/42 ................ 1,400,000 1,304,836
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/46 ................ 3,000,000 2,720,321
Art Center College of Design , Revenue , 2022 A , 4% , 12/01/50 ................ 2,675,000 2,362,309
Art Center College of Design , Revenue , 2022 A , 3% , 12/01/51 ................ 650,000 466,465
Chapman University , Revenue , 2015 , Refunding , 5% , 4/01/40 ................ 5,000,000 5,008,858
Chapman University , Revenue , 2015 , Refunding , 5% , 4/01/45 ................ 5,000,000 5,008,857
Chapman University , Revenue , 2021 A , Refunding , 5% , 4/01/31 ............... 475,000 539,190
Leland Stanford Junior University (The) , Revenue , T-1 , 5% , 3/15/39 ............ 2,815,000 3,498,256
Leland Stanford Junior University (The) , Revenue , U-1 , 5.25% , 4/01/40 ......... 5,000,000 6,375,058
Leland Stanford Junior University (The) , Revenue , U-6 , 5% , 5/01/45 ............ 7,000,000 8,413,706
Leland Stanford Junior University (The) , Revenue , V-1 , 5% , 5/01/49 ............ 20,850,000 24,662,402
Loma Linda University , Revenue , 2017 A , Refunding , 5% , 4/01/47 ............. 11,000,000 11,119,837
e
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 3.13%, 10/01/26 .. 7,620,000 7,253,128
e
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 3.2%, 10/01/27 ... 7,365,000 6,784,410
e
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 3.26%, 10/01/28 .. 4,120,000 3,668,105
e
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 3.32%, 10/01/30 .. 5,685,000 4,729,736
e
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 3.38%, 10/01/31 .. 7,615,000 6,105,896
e
Loyola Marymount University , Revenue , 2001 A , NATL Insured , 3.45%, 10/01/32 .. 7,615,000 5,875,189
e
Santa Clara University , Revenue , 1999 , AMBAC Insured , 3.7%, 9/01/26 ......... 1,345,000 1,272,936
Santa Clara University , Revenue , 2015 , Refunding , 5% , 4/01/45 ............... 15,495,000 15,521,834
St. Mary's College of California , Revenue , 2023 A , Refunding , 5.5% , 10/01/53 .... 10,850,000 11,387,672
University of Redlands , Revenue , 2022 A , 5% , 10/01/44 ..................... 3,835,000 3,913,272
University of Redlands , Revenue , 2022 A , 5% , 10/01/52 ..................... 18,790,000 18,945,621
University of San Francisco , Revenue , 2018 A , 5% , 10/01/48 ................. 10,000,000 10,334,347
California Enterprise Development Authority ,
Castilleja School Foundation , Revenue , 2024 , 5% , 6/01/49 ................... 2,800,000 3,057,228
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/40 .. 650,000 674,809
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/45 .. 650,000 664,984
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/50 .. 650,000 662,149
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/55 .. 3,175,000 3,225,358
Provident Group-SDSU Properties LLC , Revenue, First Tier , 2020 A , 5% , 8/01/57 .. 500,000 507,214
California Health Facilities Financing Authority ,
Adventist Health System/West Obligated Group , Revenue , 2024 A , 5% , 12/01/28 .. 24,200,000 25,962,510
Casa Milagro LLC , Revenue , 2011 A , California Mortgage Insured , 6.25% , 2/01/26 . 1,405,000 1,409,036
Cedars-Sinai Medical Center Obligated Group , Revenue , 2021 A , Refunding , 5% ,
8/15/41 ........................................................ 5,000,000 5,498,283

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Health Facilities Financing Authority, (continued)
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/42 ........................................................ $ 14,370,000 $ 14,559,351
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 5% ,
8/15/47 ........................................................ 7,750,000 7,807,569
City of Hope Obligated Group , Revenue , 2019 , 5% , 11/15/49 ................. 27,000,000 27,249,434
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/36 . 15,770,000 16,065,801
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/37 . 3,000,000 3,038,778
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 4% , 4/01/38 . 7,075,000 7,134,787
CommonSpirit Health Obligated Group , Revenue , 2020 A , Refunding , 3% , 4/01/44 . 4,340,000 3,656,085
El Camino Hospital LP , Revenue , 2017 , 4.125% , 2/01/47 .................... 11,000,000 10,772,217
El Camino Hospital LP , Revenue , 2017 , 5% , 2/01/47 ....................... 12,500,000 12,759,397
Episcopal Communities & Services for Seniors Obligated Group , Revenue , 2024 B ,
5.25% , 11/15/48 ................................................. 1,905,000 2,011,424
Episcopal Communities & Services for Seniors Obligated Group , Revenue , 2024 B ,
5.25% , 11/15/53 ................................................. 1,945,000 2,034,933
Episcopal Communities & Services for Seniors Obligated Group , Revenue , 2024 B ,
5.25% , 11/15/58 ................................................. 3,000,000 3,117,787
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 4% , 11/01/38 ............... 25,000,000 25,235,562
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 4% , 11/01/44 ............... 411,225,000 406,661,389
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 5% , 11/01/47 ............... 12,500,000 14,486,631
Lucile Salter Packard Children's Hospital at Stanford Obligated Group , Revenue ,
2016 B , 5% , 8/15/55 .............................................. 24,000,000 24,273,821
Lucile Salter Packard Children's Hospital at Stanford Obligated Group , Revenue ,
2017 A , 5% , 11/15/56 ............................................. 10,300,000 10,613,970
Marshall Medical Center , Revenue , 2020 A , Refunding , California Mortgage Insured ,
4% , 11/01/40 ................................................... 3,750,000 3,785,503
Marshall Medical Center , Revenue , 2020 A , Refunding , California Mortgage Insured ,
5% , 11/01/50 ................................................... 25,065,000 25,956,738
On Lok Senior Health Services Obligated Group , Revenue , 2020 , Refunding , 5% ,
8/01/40 ........................................................ 1,450,000 1,523,240
On Lok Senior Health Services Obligated Group , Revenue , 2020 , Refunding , 5% ,
8/01/50 ........................................................ 2,375,000 2,426,236
On Lok Senior Health Services Obligated Group , Revenue , 2020 , Refunding , 5% ,
8/01/55 ........................................................ 850,000 865,516
Providence St. Joseph Health Obligated Group , Revenue , 2014 A , 5% , 10/01/38 .. 5,110,000 5,121,983
Scripps Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 11/15/43 ..... 2,500,000 2,806,740
Sequoia Living, Inc. , Revenue , 2015 , Refunding , California Mortgage Insured , 5% ,
7/01/34 ........................................................ 1,000,000 1,006,649
Sequoia Living, Inc. , Revenue , 2015 , Refunding , California Mortgage Insured , 5% ,
7/01/39 ........................................................ 1,450,000 1,457,756
Sequoia Living, Inc. , Revenue , 2015 , Refunding , California Mortgage Insured , 5% ,
7/01/44 ........................................................ 1,160,000 1,164,175
Sutter Health Obligated Group , Revenue , 2016 B , 5% , 11/15/46 ............... 42,105,000 42,780,352
Sutter Health Obligated Group , Revenue , 2017 A , Refunding , 4% , 11/15/48 ...... 10,585,000 10,306,025
Sutter Health Obligated Group , Revenue , 2017 A , Refunding , 5% , 11/15/48 ...... 21,690,000 22,225,750
Sutter Health Obligated Group , Revenue , 2018 A , 4% , 11/15/42 ............... 11,680,000 11,577,940
Sutter Health Obligated Group , Revenue , 2018 A , 5% , 11/15/48 ............... 24,500,000 25,105,157
California Housing Finance Agency ,
Revenue , 2019-1 , A , 4.25% , 1/15/35 ................................... 45,889,758 47,324,391
Revenue , 2019-2 , A , 4% , 3/20/33 ...................................... 13,246,855 13,331,168
Revenue , 2021-1 , A , 3.5% , 11/20/35 ................................... 4,699,437 4,585,135
g
Found Middle LP , Revenue , 144A, 2024 L , 5.2% , 12/01/27 ................... 5,000,000 5,031,909
f,g
Shermanair Apartments Owner LP , Revenue , 144A, 2021 Q-1 , Mandatory Put , 3% ,
9/01/36 ........................................................ 22,535,000 20,572,947
g
Shermanair Apartments Owner LP , Revenue , 144A, 2021 Q-2 , 5% , 9/01/36 ...... 1,940,000 1,630,389

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Infrastructure & Economic Development Bank ,
California State Teachers' Retirement System , Revenue , 2019 , 5% , 8/01/44 ...... $ 12,750,000 $ 13,440,903
California State Teachers' Retirement System , Revenue , 2019 , 5% , 8/01/49 ...... 16,040,000 16,758,693
California State Water Resources Control Board Water Pollution Control Revolving
Fund , Revenue , 2018 , 5% , 10/01/43 .................................. 10,000,000 10,482,057
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 B , 4% ,
11/01/45 ....................................................... 850,000 818,188
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2020 B , 4% ,
11/01/50 ....................................................... 860,000 806,746
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2021 B , 4% ,
11/01/56 ....................................................... 1,000,000 923,280
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 B , 5% ,
11/01/47 ....................................................... 2,300,000 2,445,138
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 B , 4.125% ,
11/01/52 ....................................................... 3,100,000 2,951,180
Equitable School Revolving Fund LLC Obligated Group , Revenue , 2022 B , 5% ,
11/01/57 ....................................................... 5,500,000 5,765,529
Los Angeles County Museum of Natural History Foundation , Revenue , 2020 ,
Refunding , 3% , 7/01/50 ............................................ 18,995,000 14,387,335
f
Museum Associates , Revenue , 2021 A , Refunding , Mandatory Put , 1.2% , 6/01/28 . 15,000,000 13,565,113
University of California , Revenue , 2017 , 5% , 5/15/52 ....................... 31,305,000 32,332,267
California Municipal Finance Authority ,
Revenue, Senior Lien , 2017 A , Refunding , 4% , 8/15/52 ..................... 27,350,000 24,816,173
Special Tax , 2024 C , 5% , 9/01/44 ...................................... 1,100,000 1,155,440
Special Tax , 2024 C , 5% , 9/01/54 ...................................... 1,000,000 1,037,211
Special Tax , 2024 E , 5% , 9/01/55 ...................................... 2,500,000 2,582,233
Special Tax , 2025 A , 5% , 9/01/50 ...................................... 1,350,000 1,394,105
1717 University Associates LLC , Revenue , 2020 A , 4.5% , 6/01/52 ............. 11,413,000 10,251,062
1717 University Associates LLC , Revenue , 2020 A-T , 5.25% , 6/01/52 ........... 3,407,000 2,741,173
g
Ascent 613 , Revenue , 144A, 2025 A , 5.25% , 1/01/45 ....................... 2,500,000 2,541,417
g
Ascent 613 , Revenue , 144A, 2025 A , 5.375% , 1/01/55 ...................... 3,500,000 3,547,300
g
Ascent 613 , Revenue , 144A, 2025 A , 5.5% , 1/01/60 ........................ 2,850,000 2,904,137
Bethany Home Society of San Joaquin County, Inc. , Revenue , 2023 , California
Mortgage Insured , 5% , 11/15/52 ..................................... 26,465,000 28,227,355
California Institute of the Arts , Revenue , 2021 , 4% , 10/01/51 ................. 2,355,000 2,030,313
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio , Revenue , 2024 A ,
Refunding , 5% , 8/15/49 ............................................ 1,235,000 1,298,348
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio , Revenue , 2024 A ,
Refunding , 5% , 8/15/54 ............................................ 1,800,000 1,883,755
Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio , Revenue , 2024 A ,
Refunding , 5% , 8/15/59 ............................................ 2,600,000 2,702,347
Carmel Valley Manor Obligated Group , Revenue , 2022 , California Mortgage Insured ,
5% , 5/15/52 .................................................... 17,775,000 18,890,310
g
Century CityView LP , Revenue , 144A, 2021 A , 4% , 11/01/36 .................. 10,375,000 9,948,936
Channing House , Revenue , 2017 B , California Mortgage Insured , 5% , 5/15/47 .... 10,000,000 10,247,134
CHF-Davis I LLC , Revenue , 2018 , 5% , 5/15/51 ........................... 10,000,000 10,206,703
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/39 ...................................... 580,000 614,261
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/44 ...................................... 900,000 942,709
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 785,000 813,494
City of Elk Grove Community Facilities District No. 2023-7 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 750,000 772,293
Community Facilities District No. 2020-6 , Special Tax , 2025 , 5% , 9/01/50 ........ 1,000,000 1,028,788
Community Facilities District No. 2020-6 , Special Tax , 2025 , 5% , 9/01/55 ........ 1,500,000 1,535,405
Community Facilities District No. 2022-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 1,000,000 1,051,990

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Community Facilities District No. 2022-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/49 .................................................... $ 1,250,000 $ 1,298,696
Community Facilities District No. 2022-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 2,650,000 2,736,204
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/42 ............................................ 15,900,000 16,107,679
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 5% , 2/01/47 ............................................ 19,145,000 19,227,006
Community Hospitals of Central California Obligated Group , Revenue , 2021 A , 4% ,
2/01/51 ........................................................ 7,000,000 6,528,767
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/37 .................... 1,040,000 990,323
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/38 .................... 1,000,000 944,589
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/39 .................... 1,100,000 1,030,599
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/40 .................... 1,175,000 1,089,806
Concordia University Irvine , Revenue , 2021 , 4% , 1/01/41 .................... 1,230,000 1,120,709
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/42 .... 450,000 411,089
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/52 .... 1,000,000 835,061
Congregational Homes, Inc. Obligated Group , Revenue , 2022 A , 4% , 11/15/56 .... 1,100,000 899,023
Eisenhower Medical Center , Revenue , 2017 A , Refunding , 5% , 7/01/47 ......... 9,100,000 9,204,048
Eskaton Properties, Inc. Obligated Group , Revenue , 2024 , Refunding , 5% , 11/15/44 1,500,000 1,592,521
g
IH Citrus Whittier LLC , Revenue , 144A, 2023 , I-A , 6.25% , 1/01/60 ............. 29,830,000 30,352,645
g
IH Citrus Whittier LLC , Revenue , 144A, 2023 , I-B , 9% , 7/01/42 ................ 1,800,000 1,863,748
g
IH Lakes Concord LLC , Revenue , 144A, 2022 A-1 , 4.375% , 12/01/32 ........... 22,510,000 21,964,412
g
IH Parkside Fairfield LLC , Revenue , 144A, 2023 A-1 , 6.75% , 9/01/53 ........... 51,750,000 55,962,455
g
IH Parkside Fairfield LLC , Revenue , 144A, 2023 A-2 , 8% , 9/01/27 ............. 565,000 578,473
Inland Christian Home, Inc. , Revenue , 2020 , California Mortgage Insured , 4% ,
12/01/49 ....................................................... 2,670,000 2,662,921
Inland Counties Regional Center, Inc. , Revenue , 2015 , Refunding , 5% , 6/15/45 ... 23,300,000 23,345,442
Integrity Housing Obligated Group , Revenue , 2022 A-1 , 4.25% , 12/01/37 ........ 81,985,000 71,718,896
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/37 8,500,000 8,736,299
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/38 5,000,000 5,131,683
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/43 46,895,000 47,483,120
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/47 55,745,000 56,091,271
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 B , 5% , 6/01/48 14,325,000 14,389,003
g
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 5.25% ,
7/01/40 ........................................................ 7,065,000 7,679,388
g
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 5.5% , 7/01/50 21,145,000 22,895,766
g
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 A , Refunding , 6% , 7/01/53 12,485,000 14,033,156
g
NCCD-Claremont Properties LLC , Revenue , 144A, 2023 B , Refunding , 6.5% ,
7/01/32 ........................................................ 2,470,000 2,484,507
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5.25% , 11/01/41 .. 5,500,000 5,533,831
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5% , 11/01/47 .... 8,650,000 8,460,685
Northern California Retired Officers Community , Revenue , 2019 A , California
Mortgage Insured , 5% , 1/01/43 ...................................... 10,000,000 10,417,199
Northern California Retired Officers Community , Revenue , 2019 A , California
Mortgage Insured , 5% , 1/01/49 ...................................... 18,990,000 19,730,255
Palomar Health Obligated Group , COP , 2022 A , Refunding , AGMC Insured , 5.25% ,
11/01/52 ....................................................... 43,040,000 44,662,126
Samuel Merritt University , Revenue , 2022 , 5.25% , 6/01/53 ................... 39,750,000 42,868,940
g
Sierra Ridge 3600 LLC , Revenue , 144A, 2024 A , 5.75% , 11/01/39 ............. 48,675,000 48,864,341
University of La Verne , Revenue , 2017 A , Refunding , 4% , 6/01/47 ............. 10,500,000 9,888,257
California Pollution Control Financing Authority ,
g
Channelside Water Resources LP , Revenue , 144A, 2019 , Refunding , 5% , 7/01/39 . 7,250,000 7,507,526
g
Channelside Water Resources LP , Revenue , 144A, 2019 , Refunding , 5% , 11/21/45 11,365,000 11,619,058
g
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/30 .......... 5,200,000 5,561,950
g
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/31 .......... 3,000,000 3,241,607

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Pollution Control Financing Authority, (continued)
g
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/32 .......... $ 5,500,000 $ 5,990,303
g
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/33 .......... 6,000,000 6,578,715
g
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/34 .......... 3,250,000 3,552,257
g
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/35 .......... 3,250,000 3,537,414
g
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/36 .......... 2,650,000 2,872,294
g
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/37 .......... 2,300,000 2,484,334
g
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 7/01/38 .......... 2,000,000 2,149,412
g
Channelside Water Resources LP , Revenue , 144A, 2023 , 5% , 11/21/45 ......... 2,200,000 2,297,648
San Jose Water Co. , Revenue , 2016 , 4.75% , 11/01/46 ...................... 15,000,000 15,034,863
California Public School District Financing Authority , Southern Kern Unified School
District , Revenue , 1996 B , AGMC Insured , ETM, 5.9% , 9/01/26 ............... 430,000 442,050
g
California School Finance Authority ,
Alliance for College Ready Public Schools Obligated Group , Revenue , 144A, 2024 ,
Refunding , 4% , 7/01/34 ............................................ 445,000 447,334
Alliance for College Ready Public Schools Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5% , 7/01/49 ............................................ 1,000,000 1,035,183
Alliance for College Ready Public Schools Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5% , 7/01/59 ............................................ 3,000,000 3,082,187
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 2.125% , 8/01/31 . 500,000 441,497
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 4% , 8/01/36 .... 325,000 318,127
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 4% , 8/01/41 .... 525,000 487,381
Aspire Public Schools Obligated Group , Revenue , 144A, 2021 A , 4% , 8/01/51 .... 800,000 685,822
Aspire Public Schools Obligated Group , Revenue , 144A, 2022 A , 5% , 8/01/52 .... 2,935,000 2,936,929
Camino Nuevo Charter Academy Obligated Group , Revenue , 144A, 2023 A ,
Refunding , 5% , 6/01/43 ............................................ 1,000,000 1,014,006
Camino Nuevo Charter Academy Obligated Group , Revenue , 144A, 2023 A ,
Refunding , 5.25% , 6/01/53 ......................................... 1,550,000 1,573,916
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/42 ....................................................... 1,325,000 1,355,772
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/52 ....................................................... 2,265,000 2,270,947
Classical Academy Obligated Group , Revenue , 144A, 2022 A , Refunding , 5% ,
10/01/61 ....................................................... 3,905,000 3,911,171
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 7/01/29 ............................................ 250,000 252,427
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 7/01/38 ............................................ 465,000 456,071
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2021 A ,
Refunding , 4% , 7/01/48 ............................................ 675,000 601,672
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2024 A , 5% ,
7/01/54 ........................................................ 525,000 536,593
Green Dot Public Schools Obligated Group , Revenue , 144A, 2022 A , Refunding ,
5.75% , 8/01/52 .................................................. 1,500,000 1,607,481
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2020 A , 4% , 7/01/40 800,000 777,317
STEM Preparatory Schools - Obligated Group , Revenue , 144A, 2023 A , 5.125% ,
6/01/53 ........................................................ 1,000,000 1,017,382
STEM Preparatory Schools - Obligated Group , Revenue , 144A, 2023 A , 5.375% ,
5/01/63 ........................................................ 1,000,000 1,022,829
Value Schools , Revenue , 144A, 2023 A , Refunding , 5% , 7/01/40 .............. 550,000 570,690
Value Schools , Revenue , 144A, 2023 A , Refunding , 5.25% , 7/01/48 ............ 725,000 746,279
California State Public Works Board ,
State of California , Revenue , 2019 C , 5% , 11/01/44 ........................ 5,000,000 5,291,859
State of California , Revenue , 2021 D , 4% , 11/01/35 ........................ 1,210,000 1,274,353
California State University ,
Revenue , 2015 A , Refunding , 5% , 11/01/47 .............................. 11,000,000 11,052,577
Revenue , 2016 A , Refunding , 5% , 11/01/36 .............................. 3,760,000 3,849,752

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California State University, (continued)
f
Revenue , 2016 B-2 , Refunding , Mandatory Put , 0.55% , 11/01/26 .............. $ 12,000,000 $ 11,384,400
Revenue , 2017 A , Refunding , 5% , 11/01/42 .............................. 12,310,000 12,723,648
Revenue , 2017 A , Refunding , 5% , 11/01/47 .............................. 53,000,000 54,500,865
Revenue , 2018 A , Refunding , 5% , 11/01/39 .............................. 3,675,000 3,912,203
Revenue , 2018 A , Refunding , 5% , 11/01/43 .............................. 3,330,000 3,499,282
Revenue , 2018 A , Refunding , 5% , 11/01/48 .............................. 17,385,000 18,116,865
Revenue , 2019 A , 5% , 11/01/44 ....................................... 40,010,000 42,363,060
Revenue , 2019 A , 5% , 11/01/49 ....................................... 77,595,000 81,492,263
California Statewide Communities Development Authority ,
Revenue , 2024 B-1 , 5% , 9/02/44 ...................................... 2,500,000 2,610,202
Revenue , 2024 B-1 , 5% , 9/02/49 ...................................... 2,000,000 2,059,219
Revenue , 2024 B-1 , 5% , 9/02/54 ...................................... 2,500,000 2,567,772
Special Assessment , 2024 A , 5% , 9/02/54 ............................... 1,290,000 1,334,784
Special Tax , 2023 A , 5.25% , 9/01/51 ................................... 3,305,000 3,466,305
Special Tax , 2024 C-2 , 4.375% , 9/02/40 ................................. 1,000,000 1,014,117
Special Tax , 2024 C-2 , 4.5% , 9/02/45 ................................... 1,050,000 1,050,464
Special Tax , 2024 C-2 , 4.625% , 9/02/50 ................................. 2,135,000 2,144,790
Special Tax , 2024 C-2 , 4.75% , 9/02/55 .................................. 2,000,000 2,017,649
899 Charleston , Revenue , 2024 , Refunding , California Mortgage Insured , 4.25% ,
11/01/44 ....................................................... 4,320,000 4,403,626
899 Charleston , Revenue , 2024 , Refunding , California Mortgage Insured , 5% ,
11/01/49 ....................................................... 2,500,000 2,685,771
Adventist Health System/West Obligated Group , Revenue , 2015 A , Refunding , 5% ,
3/01/35 ........................................................ 9,250,000 9,367,013
Adventist Health System/West Obligated Group , Revenue , 2018 A , Refunding , 5% ,
3/01/48 ........................................................ 67,585,000 68,270,650
Cedars-Sinai Medical Center Obligated Group , Revenue , 2018 , 5% , 7/01/48 ..... 7,980,000 8,215,236
Community Facilities District Improvement Area No. 4 , Special Tax , 2024 , 5% ,
9/01/45 ........................................................ 1,840,000 1,916,190
Community Facilities District Improvement Area No. 4 , Special Tax , 2024 , 5% ,
9/01/55 ........................................................ 2,400,000 2,473,348
Community Facilities District No. 2020-02 Improvement Area No. 2 , Special Tax ,
2022 , 5.25% , 9/01/52 ............................................. 1,650,000 1,723,888
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/34 .................................................... 350,000 381,258
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/39 .................................................... 745,000 793,947
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 1,230,000 1,291,045
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 500,000 518,149
Community Facilities District No. 2020-2 Improvement Area No. 3 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 750,000 774,959
Community Facilities District No. 2021-03 , Special Tax , 2024 , 5% , 9/01/44 ....... 875,000 912,182
Community Facilities District No. 2021-03 , Special Tax , 2024 , 5% , 9/01/49 ....... 820,000 846,183
Community Facilities District No. 2021-03 , Special Tax , 2024 , 5% , 9/01/54 ....... 850,000 875,669
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/43 ........ 1,000,000 1,053,305
Community Facilities District No. 2021-1 , Special Tax , 2023 , 5% , 9/01/53 ........ 1,850,000 1,907,432
Community Facilities District No. 20220 , Special Tax , 2023 , 5% , 9/01/43 ......... 1,030,000 1,081,905
Community Facilities District No. 20220 , Special Tax , 2023 , 5% , 9/01/48 ......... 1,120,000 1,159,729
Community Facilities District No. 20220 , Special Tax , 2023 , 5% , 9/01/53 ......... 1,000,000 1,028,915
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/38 ....... 1,700,000 1,814,293
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/43 ....... 380,000 396,673
Community Facilities District No. 2022-03 , Special Tax , 2023 , 5% , 9/01/53 ....... 1,250,000 1,286,143
Community Facilities District No. 2022-10 , Special Tax , 2023 , 5.5% , 9/01/53 ...... 1,770,000 1,884,148

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5% ,
8/15/42 ........................................................ $ 600,000 $ 643,286
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5.125% ,
8/15/47 ........................................................ 880,000 936,544
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5.25% ,
8/15/52 ........................................................ 11,215,000 11,933,063
Enloe Medical Center Obligated Group , Revenue , 2022 A , AGMC Insured , 5.375% ,
8/15/57 ........................................................ 17,930,000 19,183,626
Marin General Hospital Obligated Group , Revenue , 2018 A , 5% , 8/01/34 ........ 1,225,000 1,271,179
e
Carlsbad Unified School District , GO , 2011 C , 8.905%, 8/01/35 ................. 33,000,000 38,924,460
Centinela Valley Union High School District , GO , 2004 A , Refunding , NATL Insured ,
5.5% , 8/01/33 .................................................... 14,155,000 15,511,467
f
Central Valley Energy Authority , Revenue , 2025 , Mandatory Put , 5% , 8/01/35 ...... 50,000,000 54,928,285
Chaffey Joint Union High School District , GO , B , 5% , 8/01/44 ..................
27,500,000 27,519,096
Chino Community Facilities District ,
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 4% , 9/01/29 ...................................... 350,000 354,784
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/34 ...................................... 650,000 704,701
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/39 ...................................... 830,000 891,159
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/44 ...................................... 795,000 830,035
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 675,000 701,825
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 10 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 740,000 765,225
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 8 ,
Special Tax , 2021 , 4% , 9/01/41 ...................................... 1,710,000 1,656,572
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 8 ,
Special Tax , 2021 , 4% , 9/01/46 ...................................... 1,000,000 934,467
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 8 ,
Special Tax , 2021 , 4% , 9/01/51 ...................................... 1,250,000 1,118,065
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5% , 9/01/37 ...................................... 2,740,000 2,942,743
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5.25% , 9/01/42 ................................... 2,000,000 2,134,420
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5.375% , 9/01/47 ................................... 2,000,000 2,118,830
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9 ,
Special Tax , 2022 , 5.375% , 9/01/52 ................................... 2,695,000 2,836,884
Chino Valley Unified School District ,
GO , 2020 B , 3.375% , 8/01/50 ......................................... 20,500,000 17,507,051
GO , 2020 B , 5% , 8/01/55 ............................................ 10,000,000 10,519,623
City & County of San Francisco ,
GO , 2022 R-1 , Refunding , 5% , 6/15/26 ................................. 5,000,000 5,171,708
g
District No. 2020-1 Development , Special Tax , 144A, 2023 A , 5.75% , 9/01/50 ..... 850,000 920,228
g
District No. 2020-1 Office , Special Tax , 144A, 2023 B , 5.75% , 9/01/53 .......... 1,835,000 1,981,627
City of Beaumont ,
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/38 ........ 500,000 538,413
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/43 ........ 625,000 658,315
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/48 ........ 745,000 774,628
Community Facilities District No. 2016-3 , Special Tax , 2023 , 5% , 9/01/53 ........ 950,000 980,844
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/39 ........ 400,000 424,805
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/44 ........ 650,000 682,260
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/49 ........ 1,000,000 1,039,163

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Beaumont, (continued)
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/54 ........ $ 1,500,000 $ 1,548,850
Community Facilities District No. 93-1 Improvement Area No. 17D , Special Tax , 2024 ,
5% , 9/01/45 .................................................... 1,000,000 1,064,507
Community Facilities District No. 93-1 Improvement Area No. 17D , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 1,000,000 1,054,777
Community Facilities District No. 93-1 Improvement Area No. 17D , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 1,390,000 1,457,043
City of Corona ,
Community Facilities District No. 2018-1 Improvement Area No. 1 , Special Tax , 2020 ,
4% , 9/01/45 .................................................... 650,000 614,267
Community Facilities District No. 2018-1 Improvement Area No. 1 , Special Tax , 2020 ,
4% , 9/01/50 .................................................... 1,500,000 1,369,510
City of Dixon , Community Facilities District No. 2019-1 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/54 ....................................... 1,000,000 1,032,530
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5.25% , 9/01/42 .................................................. 2,005,000 2,141,084
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5.5% , 9/01/47 ................................................... 2,630,000 2,808,759
Community Facilities District No. 2015-1 Improvement Area No. 4 , Special Tax , 2022 ,
5.5% , 9/01/51 ................................................... 3,040,000 3,225,470
Community Facilities District No. 2015-1 Improvement Area No. 5 , Special Tax , 2023 ,
5.125% , 9/01/43 ................................................. 1,275,000 1,346,303
City of Fillmore ,
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/38 ........................................................ 1,000,000 1,067,972
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/43 ........................................................ 1,100,000 1,152,240
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/48 ........................................................ 2,375,000 2,462,643
Community Facilities District No. 5 Improvement Area B , Special Tax , 2023 , 5% ,
9/01/53 ........................................................ 3,740,000 3,856,106
City of Fontana ,
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/45 ........... 850,000 799,987
Community Facilities District No. 85 , Special Tax , 2020 , 4% , 9/01/50 ........... 900,000 825,511
Community Facilities District No. 88 , Special Tax , 2020 , 4% , 9/01/45 ........... 1,100,000 1,038,109
Community Facilities District No. 88 , Special Tax , 2020 , 4% , 9/01/51 ........... 1,545,000 1,408,117
Community Facilities District No. 89 , Special Tax , 2020 , 4% , 9/01/40 ........... 750,000 744,669
Community Facilities District No. 89 , Special Tax , 2020 , 4% , 9/01/51 ........... 1,500,000 1,382,244
Community Facilities District No. 90 , Special Tax , 2021 , 4% , 9/01/41 ........... 530,000 523,332
Community Facilities District No. 90 , Special Tax , 2021 , 4% , 9/01/46 ........... 475,000 452,068
Community Facilities District No. 90 , Special Tax , 2021 , 4% , 9/01/51 ........... 1,825,000 1,687,045
Community Facilities District No. 99 , Special Tax , 2023 , 5% , 9/01/45 ........... 600,000 626,656
Community Facilities District No. 99 , Special Tax , 2023 , 5% , 9/01/53 ........... 500,000 516,231
Community Facilities District No. 109 , Special Tax , 2024 , 5% , 9/01/44 .......... 1,000,000 1,059,983
Community Facilities District No. 109 , Special Tax , 2024 , 5% , 9/01/49 .......... 1,100,000 1,151,514
Community Facilities District No. 109 , Special Tax , 2024 , 5% , 9/01/54 .......... 1,400,000 1,463,097
Community Facilities District No. 112 , Special Tax , 2024 , 5% , 9/01/39 ........... 1,000,000 1,074,501
Community Facilities District No. 112 , Special Tax , 2024 , 5% , 9/01/44 ........... 2,300,000 2,426,910
Community Facilities District No. 112 , Special Tax , 2024 , 5% , 9/01/54 ........... 2,000,000 2,077,554
City of Laguna Beach ,
Underground Utility Assessment District No. 2014-2 , Special Assessment , 4.375% ,
9/02/39 ........................................................ 1,685,000 1,736,189
Underground Utility Assessment District No. 2014-2 , Special Assessment , 4.625% ,
9/02/44 ........................................................ 1,000,000 1,019,926

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Lake Elsinore ,
Community Facilities District No. 2006-6 , Special Tax , 2022 , 4.75% , 9/01/52 ...... $ 1,000,000 $ 1,000,640
Community Facilities District No. 2019-2 , Special Tax , 2024 , 5% , 9/01/49 ........ 1,000,000 1,038,173
Community Facilities District No. 2019-2 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,000,000 1,032,530
City of Lincoln ,
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2021 , Refunding ,
4% , 9/01/39 .................................................... 290,000 286,321
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2021 , Refunding ,
4% , 9/01/40 .................................................... 160,000 156,520
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2021 , Refunding ,
4% , 9/01/43 .................................................... 320,000 305,637
Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% , 9/01/42 ........ 2,015,000 2,089,452
Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% , 9/01/47 ........ 3,430,000 3,534,889
Community Facilities District No. 2019-1 , Special Tax , 2022 , 5% , 9/01/52 ........ 2,090,000 2,144,034
City of Long Beach ,
Harbor , Revenue , 2017 C , Refunding , 5% , 5/15/47 ......................... 15,660,000 16,078,041
Harbor , Revenue , 2019 A , 5% , 5/15/44 .................................. 15,045,000 15,906,392
Harbor , Revenue , 2019 A , 5% , 5/15/49 .................................. 8,705,000 9,118,398
City of Los Angeles ,
Department of Airports , Revenue , 2015 D , 5% , 5/15/33 ..................... 11,420,000 11,450,171
Department of Airports , Revenue , 2015 D , 5% , 5/15/41 ..................... 17,000,000 17,026,297
Department of Airports , Revenue , 2016 B , 5% , 5/15/41 ...................... 10,000,000 10,082,982
Department of Airports , Revenue , 2016 B , 5% , 5/15/46 ...................... 15,265,000 15,343,683
Department of Airports , Revenue , 2017 A , 5% , 5/15/42 ...................... 3,680,000 3,727,699
Department of Airports , Revenue , 2017 A , 5% , 5/15/47 ...................... 51,110,000 51,547,266
Department of Airports , Revenue , 2017 B , 5% , 5/15/42 ...................... 4,000,000 4,134,148
Department of Airports , Revenue , 2018 A , 5% , 5/15/44 ...................... 32,985,000 33,600,741
Department of Airports , Revenue , 2018 A , 5.25% , 5/15/48 ................... 10,000,000 10,320,679
Department of Airports , Revenue , 2018 C , 5% , 5/15/37 ..................... 9,550,000 9,800,454
Department of Airports , Revenue , 2018 C , 5% , 5/15/44 ..................... 39,405,000 39,871,666
Department of Airports , Revenue , 2018 E , Refunding , 5% , 5/15/43 ............. 16,995,000 17,990,737
Department of Airports , Revenue , 2018 E , Refunding , 5% , 5/15/48 ............. 33,145,000 34,795,906
Department of Airports , Revenue , 2019 A , Refunding , 5% , 5/15/49 ............. 10,000,000 10,187,814
Department of Airports , Revenue , 2019 C , 5% , 5/15/39 ..................... 2,305,000 2,491,058
Department of Airports , Revenue , 2019 E , 5% , 5/15/44 ...................... 23,485,000 24,649,454
Department of Airports , Revenue , 2019 E , 5% , 5/15/49 ...................... 10,495,000 10,935,453
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/35 ............. 10,005,000 10,996,571
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/36 ............. 6,000,000 6,581,402
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/37 ............. 5,000,000 5,473,258
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/38 ............. 15,925,000 17,396,155
Department of Airports , Revenue , 2020 A , Refunding , 5% , 5/15/40 ............. 22,485,000 24,387,017
Department of Airports , Revenue , 2021 A , Refunding , 5% , 5/15/36 ............. 3,665,000 3,940,246
Department of Airports , Revenue , 2021 A , Refunding , 5% , 5/15/38 ............. 4,920,000 5,261,865
Department of Airports , Revenue , 2021 A , Refunding , 5% , 5/15/41 ............. 7,005,000 7,386,773
Department of Airports , Revenue , 2021 A , Refunding , 5% , 5/15/46 ............. 25,965,000 26,932,017
Department of Airports , Revenue , 2021 A , Refunding , 5% , 5/15/51 ............. 26,450,000 27,277,012
Department of Airports , Revenue , 2021 D , 5% , 5/15/33 ..................... 4,735,000 5,157,084
Department of Airports , Revenue , 2021 D , 5% , 5/15/34 ..................... 2,500,000 2,716,244
Department of Airports , Revenue , 2021 D , Pre-Refunded , 5% , 5/15/34 .......... 140,000 154,751
Department of Airports , Revenue , 2022 C , Refunding , 5% , 5/15/45 ............. 8,000,000 8,356,093
Department of Airports , Revenue, Senior Lien , 2015 A , 5% , 5/15/40 ............ 3,000,000 3,005,394
Department of Airports , Revenue, Senior Lien , 2020 B , Refunding , 4% , 5/15/39 ... 2,000,000 2,072,929
Department of Airports , Revenue, Senior Lien , 2020 C , 5% , 5/15/37 ............ 6,595,000 6,976,402
Department of Airports , Revenue, Senior Lien , 2022 G , 5% , 5/15/29 ............ 2,000,000 2,131,331
Department of Airports , Revenue, Senior Lien , 2022 G , 4% , 5/15/42 ............ 16,575,000 16,305,726
Department of Airports , Revenue, Senior Lien , 2022 G , 4% , 5/15/47 ............ 11,325,000 10,727,462
Department of Airports , Revenue, Senior Lien , 2022 H , 5% , 5/15/42 ............ 1,415,000 1,489,502

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Los Angeles, (continued)
Department of Airports , Revenue, Senior Lien , 2022 H , 5% , 5/15/47 ............ $ 25,000,000 $ 25,973,183
Department of Airports , Revenue, Senior Lien , 2022 H , 5.25% , 5/15/47 ......... 24,000,000 25,365,756
Department of Airports , Revenue, Senior Lien , 2022 I , 5% , 5/15/42 ............. 2,360,000 2,597,424
Department of Airports , Revenue, Senior Lien , 2022 I , 4% , 5/15/48 ............. 2,000,000 1,965,146
Department of Airports , Revenue, Senior Lien , 2022 I , 5% , 5/15/48 ............. 6,265,000 6,745,218
Wastewater System , Revenue , 2015 A , 5% , 6/01/44 ........................ 9,500,000 9,523,914
Wastewater System , Revenue , 2015 C , Refunding , 5% , 6/01/45 ............... 24,190,000 24,247,812
Wastewater System , Revenue , 2018 A , 5% , 6/01/43 ........................ 10,000,000 10,447,341
City of Menifee ,
Community Facilities District No. 2019-1 Meadow Run , Special Tax , 2022 , 4% ,
9/01/37 ........................................................ 320,000 318,325
Community Facilities District No. 2019-1 Meadow Run , Special Tax , 2022 , 3% ,
9/01/43 ........................................................ 135,000 108,206
Community Facilities District No. 2019-1 Meadow Run , Special Tax , 2022 , 4% ,
9/01/51 ........................................................ 565,000 510,123
Community Facilities District No. 2022-1 , Special Tax , 2023 A , 5% , 9/01/38 ...... 500,000 538,412
Community Facilities District No. 2022-1 , Special Tax , 2023 A , 5% , 9/01/43 ...... 600,000 631,109
Community Facilities District No. 2022-1 , Special Tax , 2023 A , 5% , 9/01/48 ...... 700,000 727,336
Community Facilities District No. 2022-1 , Special Tax , 2023 A , 5% , 9/01/53 ...... 1,000,000 1,031,044
Community Facilities District No. 2022-1 , Special Tax , 2024 A , 5% , 9/01/54 ...... 1,000,000 1,032,567
Community Facilities District No. 2023-1 , Special Tax , 2024 , 5% , 9/01/44 ........ 1,500,000 1,573,219
Community Facilities District No. 2023-1 , Special Tax , 2024 , 5% , 9/01/49 ........ 2,100,000 2,185,104
Community Facilities District No. 2023-1 , Special Tax , 2024 , 5% , 9/01/55 ........ 1,935,000 2,000,156
City of Newport Beach , Assessment District No. 113 , 1915 Act, Special Assessment ,
2021 A , 2.25% , 9/02/41 ............................................. 1,290,000 905,191
City of Ontario ,
Community Facilities District No. 13 , Special Tax , 2021 , Refunding , 4% , 9/01/38 ... 400,000 384,383
Community Facilities District No. 45 , Special Tax , 2020 , 4% , 9/01/43 ........... 410,000 393,107
Community Facilities District No. 45 , Special Tax , 2020 , 4% , 9/01/51 ........... 1,565,000 1,424,108
Community Facilities District No. 53 , Special Tax , 2021 , 4% , 9/01/36 ........... 525,000 525,912
Community Facilities District No. 53 , Special Tax , 2021 , 4% , 9/01/42 ........... 650,000 620,377
Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/42 ........... 750,000 785,999
Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/47 ........... 800,000 826,005
Community Facilities District No. 55 , Special Tax , 2022 , 5% , 9/01/53 ........... 845,000 867,560
Community Facilities District No. 57 , Special Tax , 2022 , 4.25% , 9/01/37 ......... 415,000 420,485
Community Facilities District No. 57 , Special Tax , 2022 , 4.625% , 9/01/42 ........ 650,000 660,266
Community Facilities District No. 57 , Special Tax , 2022 , 4.75% , 9/01/47 ......... 840,000 847,142
Community Facilities District No. 57 , Special Tax , 2022 , 4.75% , 9/01/52 ......... 825,000 825,597
Community Facilities District No. 64 , Special Tax , 2024 , 5% , 9/01/55 ........... 2,000,000 2,072,025
Community Facilities District No. 66 , Special Tax , 2024 , 5% , 9/01/39 ........... 1,410,000 1,523,128
Community Facilities District No. 66 , Special Tax , 2024 , 5% , 9/01/44 ........... 1,795,000 1,891,181
Community Facilities District No. 66 , Special Tax , 2024 , 5% , 9/01/49 ........... 1,000,000 1,038,957
Community Facilities District No. 66 , Special Tax , 2024 , 5% , 9/01/54 ........... 1,000,000 1,032,530
City of Orange , Community Facilities District No. 06-1 , Special Tax , 2015 , Refunding ,
AGMC Insured , 5% , 10/01/40 ......................................... 7,500,000 7,573,333
City of Pasadena , Electric , Revenue , 2016 A , Refunding , 4% , 6/01/46 ............
22,625,000 22,670,804
City of Rancho Cordova ,
Arista Del Sol Community Facilities District No. 2022-1 Improvement Area No. 1 ,
Special Tax , 2023 , 5.125% , 9/01/43 ................................... 525,000 553,671
Arista Del Sol Community Facilities District No. 2022-1 Improvement Area No. 1 ,
Special Tax , 2023 , 5.375% , 9/01/53 ................................... 1,100,000 1,156,716
City Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 1,790,000 1,848,228
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/44 ...................................... 885,000 923,161

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Rancho Cordova, (continued)
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... $ 550,000 $ 569,964
Grantline 220 Community Facilities District No. 2023-1 Improvement Area No. 1 ,
Special Tax , 2024 , 5% , 9/01/53 ...................................... 525,000 542,045
City of Riverside , Sewer , Revenue , 2015 A , Refunding , 5% , 8/01/40 .............
25,000,000 25,149,870
City of Roseville ,
Creekview Community Facilities District No. 1 Improvement Area No. 2 , Special Tax ,
2024 , 5% , 9/01/54 ................................................ 2,165,000 2,237,112
Electric System , COP , 2004 , AGMC Insured , 5% , 2/01/34 .................... 5,000 5,008
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/38 ........................................................ 1,165,000 1,238,161
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/43 ........................................................ 1,000,000 1,047,491
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/48 ........................................................ 1,000,000 1,039,052
Ranch at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 5% ,
9/01/53 ........................................................ 1,150,000 1,185,701
City of Sacramento ,
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/43 .................... 13,555,000 14,088,446
Transient Occupancy Tax , Revenue , 2018 A , 5% , 6/01/48 .................... 21,415,000 22,105,218
City of San Francisco ,
Public Utilities Commission Water , Revenue , 2023 AB-A , 5.25% , 11/01/48 ....... 47,895,000 53,362,334
Public Utilities Commission Water , Revenue , 2023 AB-A , 5.25% , 11/01/52 ....... 40,170,000 44,471,853
City of Santa Paula ,
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2022 ,
4% , 9/01/42 .................................................... 575,000 550,152
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2022 ,
4% , 9/01/47 .................................................... 1,460,000 1,339,088
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2022 ,
4% , 9/01/52 .................................................... 3,530,000 3,141,645
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2023 ,
5% , 9/01/49 .................................................... 325,000 337,262
Harvest Community Facilities District No. 1 Improvement Area A , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 1,345,000 1,388,668
City of Upland , San Antonio Regional Hospital Obligated Group , COP , Refunding , 5% ,
1/01/47 ......................................................... 14,400,000 14,693,897
City of Vernon ,
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/34 .................. 1,350,000 1,490,699
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/39 .................. 425,000 460,286
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/40 .................. 365,000 392,444
Electric System , Revenue , 2022 A , Refunding , 5% , 8/01/41 .................. 420,000 448,411
City of Wildomar ,
Community Facilities District No. 2022-3 , Special Tax , 2024 , 5% , 9/01/42 ........ 800,000 841,651
Community Facilities District No. 2022-3 , Special Tax , 2024 , 5% , 9/01/47 ........ 1,000,000 1,041,074
Community Facilities District No. 2022-3 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,200,000 1,239,036
g
CMFA Special Finance Agency ,
Latitude33 , Revenue , 144A, 2021 A-1 , 3% , 12/01/56 ....................... 9,000,000 6,323,224
Solana at Grand , Revenue, Senior Lien , 144A, 2021 A-1 , 4% , 8/01/56 .......... 54,800,000 48,746,638

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
g
CMFA Special Finance Agency Enclave , Revenue, Senior Lien , 144A, 2022 A-1 , 4% ,
8/01/58 ......................................................... $ 26,500,000 $ 20,841,163
g
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-1 , 3% , 8/01/56 .............................................. 94,250,000 66,583,195
g
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Senior Lien ,
144A, 2021 A-1 , 3% , 8/01/56 ......................................... 34,750,000 24,331,658
g
CMFA Special Finance Agency XII , Allure Apartments , Revenue, Senior Lien , 144A,
2022 A-1 , 3.25% , 2/01/57 ............................................ 27,500,000 20,522,582
Coachella Valley Unified School District ,
GO , 2016 F , BAM Insured , 5% , 8/01/46 ................................. 7,135,000 7,222,584
e
GO , C , AGMC Insured , 3.61%, 8/01/36 ................................. 8,000,000 5,335,106
e
GO , C , AGMC Insured , 3.7%, 8/01/37 .................................. 8,000,000 5,095,192
e
GO , C , AGMC Insured , 3.99%, 8/01/40 ................................. 7,500,000 4,103,396
e
GO , C , AGMC Insured , 4.47%, 8/01/43 ................................. 10,000,000 4,470,991
e
Colton Joint Unified School District , GO , 2010 B , AGMC Insured , 4.34%, 8/01/42 .... 16,365,000 7,744,067
Contra Costa Community College District , GO , 2020 C , 4% , 8/01/32 .............
1,200,000 1,275,199
Contra Costa Water District , Revenue , V , Refunding , 5% , 10/01/49 ..............
7,500,000 7,897,491
Corona Community Facilities District ,
City of Corona Community Facilities District No. 2018-1 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 1,600,000 1,666,098
City of Corona Community Facilities District No. 2018-1 Improvement Area No. 2 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 1,600,000 1,660,790
e
Corona-Norco Unified School District ,
GO , 1998 B , AGMC Insured , 6.044%, 3/01/25 ............................ 1,400,000 1,400,000
GO , 1998 C , NATL Insured , 3%, 9/01/25 ................................ 4,655,000 4,585,812
GO , 1998 C , NATL Insured , 3.06%, 9/01/26 .............................. 6,080,000 5,808,724
County of El Dorado , Community Facilities District No. 2014-1 , Special Tax , 2023 , 5% ,
9/01/48 ......................................................... 1,000,000 1,034,758
County of Los Angeles ,
Community Facilities District No. 2021-01 Improvement Area No. 2 , Special Tax ,
2024 , 5% , 9/01/44 ................................................ 1,400,000 1,472,786
Community Facilities District No. 2021-01 Improvement Area No. 2 , Special Tax ,
2024 , 5% , 9/01/49 ................................................ 1,400,000 1,452,346
Community Facilities District No. 2021-01 Improvement Area No. 2 , Special Tax ,
2024 , 5% , 9/01/54 ................................................ 1,750,000 1,806,927
County of Orange ,
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/37 ...... 1,300,000 1,396,803
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/42 ...... 850,000 895,014
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/47 ...... 1,250,000 1,294,405
Community Facilities District No. 2021-1 , Special Tax , 2022 A , 5% , 8/15/52 ...... 8,200,000 8,436,823
County of Placer ,
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 900,000 926,861
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 1,360,000 1,383,542
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 1,000,000 1,012,140
County of Riverside , Community Facilities District No. 07-2 , Special Tax , 2020 , AGMC
Insured , 4% , 9/01/45 ............................................... 2,730,000 2,717,118
County of Sacramento ,
Airport System , Revenue , 2016 B , Refunding , 5% , 7/01/41 ................... 9,000,000 9,194,672
Airport System , Revenue, Senior Lien , 2016 A , Refunding , 5% , 7/01/41 ......... 10,000,000 10,216,302
Community Facilities District No. 2014-2 , Special Tax , 2021 , 4% , 9/01/41 ........ 325,000 310,758
Community Facilities District No. 2014-2 , Special Tax , 2021 , 4% , 9/01/46 ........ 325,000 298,227
g
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim , Revenue, Senior Lien , 144A, 2021 A-1 , 3.35% ,
4/01/47 ........................................................ 9,800,000 8,223,865

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
g
CSCDA Community Improvement Authority, (continued)
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-1 , 3.6% , 5/01/47 ....... $ 10,000,000 $ 8,456,989
777 Place-Pomona , Revenue, Senior Lien , 144A, 2021 A-2 , 3.25% , 5/01/57 ...... 12,500,000 8,841,230
Acacia on Santa Rosa Creek , Revenue, Senior Lien , 144A, 2021 A , 4% , 10/01/56 . 13,000,000 11,424,531
Cameo/Garrison Apartments , Revenue , 144A, 2021 B , 4% , 3/01/57 ............ 7,000,000 5,312,922
Cameo/Garrison Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 2.8% , 3/01/47 21,300,000 16,193,082
Cameo/Garrison Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 3/01/57 . 7,430,000 5,356,201
Crescent (The) , Revenue, Senior Lien , 144A, 2022 A-1 , 3.25% , 7/01/43 ......... 6,530,000 5,161,527
Crescent (The) , Revenue, Senior Lien , 144A, 2022 A-2 , 4.3% , 7/01/59 .......... 18,250,000 15,366,852
Dublin , Revenue , 144A, 2021 B , 4% , 2/01/57 ............................. 16,110,000 12,347,110
Dublin , Revenue, Senior Lien , 144A, 2021 A-1 , 2.45% , 2/01/47 ............... 37,000,000 31,390,423
Dublin , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 2/01/57 .................. 45,500,000 32,695,067
Escondido Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/48 ........ 10,000,000 7,370,673
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-1 , 2.875% , 8/01/41 17,955,000 16,630,758
Jefferson Platinum Triangle Apartments , Revenue , 144A, 2021 A-2 , 3.125% , 8/01/56 54,465,000 42,516,397
Monterey Station Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 7/01/43 . 8,000,000 6,425,597
Parallel-Anaheim , Revenue , 144A, 2021 A , 4% , 8/01/56 ..................... 17,540,000 15,628,926
Park Crossing Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 12/01/58 . 18,750,000 13,298,231
Pasadena Portfolio , Revenue, Senior Lien , 144A, 2021 A-1 , 2.65% , 12/01/46 ..... 1,405,000 1,118,023
Pasadena Portfolio , Revenue, Senior Lien , 144A, 2021 A-2 , 3% , 12/01/56 ....... 39,820,000 28,483,732
Renaissance at City Center , Revenue , 144A, 2020 A , 5% , 7/01/51 ............. 18,625,000 18,065,743
Theo Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3.5% , 5/01/47 ........ 5,000,000 4,334,162
e
Towne at Glendale Apartments , Revenue , 144A, 2022 A , 1.242%, 9/01/62 ....... 53,000,000 35,727,438
Vineyard Garden Apartments , Revenue, Senior Lien , 144A, 2021 A , 3.25% , 10/01/58 14,000,000 9,885,005
Waterscape Apartments , Revenue, Senior Lien , 144A, 2021 A , 3% , 9/01/56 ...... 5,000,000 3,556,057
Westgate Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 6/01/47 ...... 14,500,000 10,361,407
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-1 , 3% , 12/01/49 ... 30,000,000 20,717,253
Wood Creek Apartments , Revenue, Senior Lien , 144A, 2021 A-2 , 4% , 12/01/58 ... 25,000,000 19,166,535
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
A , Refunding , 5% , 12/15/47 .......................................... 17,870,000 17,878,390
Day Creek Square Public Facilities ,
Community Facilities District No. 2018-1 , Special Tax , 2020 , 4% , 9/01/40 ........ 625,000 617,724
Community Facilities District No. 2018-1 , Special Tax , 2020 , 4% , 9/01/45 ........ 700,000 662,423
Delano Joint Union High School District , GO , 2003 A , Refunding , NATL Insured , 5.15% ,
2/01/32 ......................................................... 8,520,000 9,113,193
East Bay Municipal Utility District ,
Water System , Revenue , 2015 A , Refunding , 5% , 6/01/36 ................... 7,355,000 7,388,790
Water System , Revenue , 2015 C , 4% , 6/01/45 ............................ 9,070,000 9,070,942
Water System , Revenue , 2017 A , Refunding , 5% , 6/01/45 ................... 4,240,000 4,377,320
Water System , Revenue , 2019 A , 5% , 6/01/44 ............................ 4,000,000 4,237,295
East County Advanced Water Purification Joint Powers Authority , Revenue , 2024 A-1 ,
3.125% , 9/01/26 ................................................... 49,320,000 49,367,988
Eastern Municipal Water District ,
Revenue , 2021 A , Refunding , 4% , 7/01/28 ............................... 2,480,000 2,608,658
Community Facilities District No. 2013-63 Improvement Area B , Special Tax , 2024 ,
4% , 9/01/43 .................................................... 1,315,000 1,241,589
Community Facilities District No. 2013-63 Improvement Area B , Special Tax , 2024 ,
4.25% , 9/01/49 .................................................. 1,095,000 1,026,567
Community Facilities District No. 2017-77 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/45 .................................................... 1,175,000 1,230,140
Community Facilities District No. 2017-77 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 2,485,000 2,565,837
Community Facilities District No. 2017-79 , Special Tax , 2021 , 4% , 9/01/46 ....... 2,815,000 2,597,575
Community Facilities District No. 2017-79 , Special Tax , 2021 , 4% , 9/01/51 ....... 3,405,000 3,036,134
Community Facilities District No. 2019-83 , Special Tax , 2022 , 4% , 9/01/51 ....... 2,790,000 2,487,757
Community Facilities District No. 2019-86 , Special Tax , 2023 , 5% , 9/01/48 ....... 855,000 886,551
Community Facilities District No. 2019-86 , Special Tax , 2023 , 5% , 9/01/54 ....... 1,775,000 1,827,760

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Eastern Municipal Water District, (continued)
Community Facilities District No. 2022-95 , Special Tax , 2024 , 4% , 9/01/39 ....... $ 1,250,000 $ 1,219,468
Community Facilities District No. 2022-95 , Special Tax , 2024 , 4% , 9/01/44 ....... 1,500,000 1,403,992
Community Facilities District No. 2022-95 , Special Tax , 2024 , 4.25% , 9/01/49 ..... 2,030,000 1,903,133
Community Facilities District No. 2022-95 , Special Tax , 2024 , 4.375% , 9/01/54 .... 1,280,000 1,199,673
Eastern Municipal Water District Financing Authority , Revenue , 2015 B , 5% , 7/01/46 .
30,705,000 30,829,736
Elk Grove Finance Authority ,
Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/38 .................... 1,500,000 1,510,879
Community Facilities District No. 2005-1 Laguna Ridge , Special Tax , 2024 , 5% ,
9/01/51 ........................................................ 1,725,000 1,803,150
e
Fairfax School District , GO , 2011 , AGMC Insured , 4.91%, 11/01/48 .............. 10,380,000 3,337,614
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , 2019-ML06 , ACA ,
2.493% , 7/25/35 ................................................... 995,846 873,582
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 , GO ,
C , 4% , 10/01/43 ................................................... 17,500,000 17,483,793
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 18 , Special Tax , 2024 , 5% , 9/01/44 1,000,000 1,058,379
City of Folsom Community Facilities District No. 18 , Special Tax , 2024 , 5% , 9/01/49 1,250,000 1,306,563
City of Folsom Community Facilities District No. 18 , Special Tax , 2024 , 5% , 9/01/54 2,770,000 2,883,933
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/39 ............................................ 715,000 760,392
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/44 ............................................ 775,000 810,656
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/49 ............................................ 425,000 439,819
City of Folsom Community Facilities District No. 23 Improvement Area No. 2 , Special
Tax , 2024 , 5% , 9/01/53 ............................................ 485,000 499,712
Foothill-Eastern Transportation Corridor Agency ,
Revenue , 2013 A , Refunding , AGMC Insured , 5.5% , 1/15/31 ................. 35,000,000 39,948,202
Revenue , 2013 A , Refunding , AGMC Insured , 5.625% , 1/15/32 ............... 37,260,000 42,662,555
Revenue , 2013 A , Refunding , 6.85% , 1/15/42 ............................. 98,000,000 114,802,463
e
Revenue , 2013 A , Refunding , AGMC Insured , 3.63%, 1/15/37 ................ 41,250,000 26,912,482
e
Revenue , 2013 A , Refunding , AGMC Insured , 3.7%, 1/15/38 ................. 77,650,000 48,401,295
e
Revenue , 2013 A , Refunding , AGMC Insured , 3.78%, 1/15/39 ................ 56,100,000 33,346,412
e
Revenue , 2013 A , Refunding , 4.24%, 1/15/42 ............................. 130,000,000 64,036,349
e
Revenue, Senior Lien , 1995 A , ETM, 2.8%, 1/01/26 ........................ 23,475,000 22,933,105
e
Revenue, Senior Lien , 1995 A , ETM, 2.82%, 1/01/27 ....................... 15,000,000 14,246,716
e
Revenue, Senior Lien , 1995 A , ETM, 2.84%, 1/01/28 ....................... 2,000,000 1,846,127
e
Revenue, Senior Lien , 1995 A , ETM, 2.9%, 1/01/29 ........................ 35,310,000 31,609,004
Revenue, Senior Lien , 2021 A , Refunding , 4% , 1/15/46 ..................... 17,500,000 17,188,180
e
Fowler Unified School District ,
GO , 2010 C , AGMC Insured , 4.05%, 8/01/41 ............................. 3,095,000 1,602,561
GO , 2010 C , AGMC Insured , 4.16%, 8/01/42 ............................. 3,005,000 1,465,689
Fresno Unified School District ,
GO , 2020 B , 5% , 8/01/46 ............................................ 2,635,000 2,801,781
GO , 2020 B , 4% , 8/01/48 ............................................ 3,205,000 3,201,520
GO , 2020 B , 4% , 8/01/52 ............................................ 6,585,000 6,511,904
GO , 2020 B , 4% , 8/01/55 ............................................ 4,000,000 3,941,625
e
Glendale Community College District , GO , 2003 C , NATL Insured , 4.1%, 8/01/28 .... 8,630,000 7,508,747
Golden State Tobacco Securitization Corp. , Revenue , 2022 A-1 , Refunding , 5% ,
6/01/51 ......................................................... 21,350,000 22,154,126
Golden Valley Unified School District Financing Authority ,
Community Facilities District No. 2017-1 , Revenue , 2021 A , 4% , 9/01/46 ........ 250,000 232,636
Community Facilities District No. 2017-1 , Revenue , 2021 A , 4% , 9/01/51 ........ 500,000 450,027
Community Facilities District No. 2017-1 , Revenue , 2021 A , 4% , 9/01/56 ........ 745,000 658,718

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Grossmont-Cuyamaca Community College District , GO , 2018 B , 4% , 8/01/47 ......
$ 10,000,000 $ 9,979,938
Hacienda La Puente Unified School District , GO , 2017 A , 4% , 8/01/47 ............
655,000 653,686
Hartnell Community College District , GO , 2009 C , 6.125% , 8/01/33 ..............
20,000,000 24,011,402
e
Hawthorne School District , GO , 2008 C , AGMC Insured , 4.74%, 8/01/48 .......... 37,665,000 12,575,323
Hemet Unified School District ,
Community Facilities District No. 2021-5  Improvement Area No. 1 , Special Tax ,
2025 , 5% , 9/01/45 ................................................ 1,000,000 1,052,483
Community Facilities District No. 2021-5  Improvement Area No. 2 , Special Tax ,
2025 , 5% , 9/01/50 ................................................ 1,070,000 1,113,321
Community Facilities District No. 2021-5  Improvement Area No. 2 , Special Tax ,
2025 , 5% , 9/01/54 ................................................ 1,000,000 1,035,648
Community Facilities District No. 2021-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 1,000,000 1,052,786
Community Facilities District No. 2021-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 1,000,000 1,042,097
Community Facilities District No. 2021-6 Improvement Area No. 1 , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 1,700,000 1,760,601
Community Facilities District No. 2021-7 , Special Tax , 2023 , 5% , 9/01/48 ........ 1,500,000 1,557,502
Community Facilities District No. 2021-7 , Special Tax , 2023 , 5% , 9/01/53 ........ 1,000,000 1,033,892
Community Facilities District No. 2021-7 , Special Tax , 2024 , 5% , 9/01/49 ........ 1,000,000 1,039,163
Community Facilities District No. 2022-2 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,000,000 1,035,648
e
Huntington Beach City School District , GO , 2003 A , NATL Insured , 3.92%, 8/01/28 .. 8,595,000 7,525,131
Imperial Irrigation District , Electric System , Revenue , 2016 B-2 , Refunding , 5% ,
11/01/27 ........................................................ 1,000,000 1,041,320
Independent Cities Finance Authority ,
Augusta Communities LLC , Revenue , 2022 A , Refunding , 5.25% , 5/15/56 ....... 4,000,000 4,183,970
g
City of Compton Sales Tax , Revenue , 144A, 2021 , AGMC Insured , 4% , 6/01/36 ... 700,000 703,172
g
City of Compton Sales Tax , Revenue , 144A, 2021 , AGMC Insured , 4% , 6/01/41 ... 900,000 899,152
g
City of Compton Sales Tax , Revenue , 144A, 2021 , AGMC Insured , 4% , 6/01/46 ... 925,000 909,089
g
City of Compton Sales Tax , Revenue , 144A, 2021 , AGMC Insured , 4% , 6/01/51 ... 1,250,000 1,215,697
Millennium Housing LLC , Revenue , 2021 A , Refunding , 3% , 9/15/46 ........... 1,000,000 795,939
Millennium Housing LLC , Revenue , 2021 A , Refunding , 3% , 9/15/56 ........... 2,000,000 1,437,503
Millennium Housing LLC , Revenue , 2022 , Refunding , 4% , 9/15/42 ............. 2,000,000 1,911,766
Millennium Housing LLC , Revenue , 2022 , Refunding , 4.25% , 9/15/50 ........... 2,000,000 1,879,721
Millennium Housing LLC , Revenue , 2022 , Refunding , 5% , 9/15/50 ............. 2,000,000 2,056,192
Irvine Unified School District ,
Special Tax , 2020 A , 4% , 9/01/40 ...................................... 2,945,000 2,871,112
Special Tax , 2020 A , 4% , 9/01/44 ...................................... 6,215,000 5,817,205
Special Tax , 2020 A , BAM Insured , 4% , 9/01/50 ........................... 7,960,000 7,820,798
Community Facilities District No. 01-1 , Special Tax , 2015 , Refunding , BAM Insured ,
5% , 9/01/38 .................................................... 7,000,000 7,000,000
Community Facilities District No. 09-1 , Special Tax , 2017 D , 5% , 3/01/57 ........ 10,940,000 11,075,643
Jefferson Union High School District ,
GO , 2000 A , Refunding , NATL Insured , 6.45% , 8/01/25 ..................... 130,000 132,144
GO , 2000 A , Refunding , NATL Insured , 6.45% , 8/01/29 ..................... 3,075,000 3,299,903
Jurupa Community Services District ,
Community Facilities District No. 52 , Special Tax , 2021 A , 4% , 9/01/39 .......... 135,000 133,142
Community Facilities District No. 52 , Special Tax , 2021 A , 4% , 9/01/40 .......... 140,000 137,425
Community Facilities District No. 52 , Special Tax , 2021 A , 4% , 9/01/50 .......... 1,000,000 900,483
Community Facilities District No. 54 , Special Tax , 2021 A , 4% , 9/01/46 .......... 900,000 830,486
Community Facilities District No. 54 , Special Tax , 2021 A , 4% , 9/01/51 .......... 875,000 780,211
La Mirada Redevelopment Agency Successor Agency , Tax Allocation , 2010 A ,
Refunding , AGMC Insured , 5% , 8/15/28 ................................. 1,855,000 1,858,779
Lake Elsinore Unified School District ,
Community Facilities District No. 2006-3 Area B , Special Tax , 2022 , 5% , 9/01/47 .. 350,000 361,602
Community Facilities District No. 2006-3 Area B , Special Tax , 2022 , 5% , 9/01/52 .. 500,000 514,524
Community Facilities District No. 2017-2 , Special Tax , 2024 , 5% , 9/01/49 ........ 1,250,000 1,290,023

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Lake Elsinore Unified School District, (continued)
Community Facilities District No. 2017-2 , Special Tax , 2024 , 5% , 9/01/54 ........ $ 850,000 $ 872,255
e
Lakeside Union School District , GO , 2010 B , 4.68%, 8/01/45 ................... 11,540,000 4,530,812
Lammersville Joint Unified School District , GO , 2016 A , 4% , 8/01/46 .............
41,340,000 41,292,029
e
Lancaster School District ,
GO , 2001 , NATL Insured , 3.24%, 8/01/25 ................................ 5,495,000 5,420,979
GO , 2001 , NATL Insured , 3.37%, 7/01/26 ................................ 5,965,000 5,706,171
Lassen Municipal Utility District , COP , 2021 , 4% , 5/01/51 ......................
3,000,000 2,650,997
Lawndale Redevelopment Agency ,
Tax Allocation , 2009 , AGMC Insured , 5.5% , 8/01/39 ........................ 10,280,000 10,300,474
Tax Allocation , 2009 , AGMC Insured , 5.5% , 8/01/44 ........................ 6,085,000 6,096,054
e
Lemon Grove School District , GO , 2010 B , AGMC Insured , 4.6%, 8/01/50 ......... 20,990,000 6,697,747
Lodi Unified School District , GO , 2017 , 4% , 8/01/41 ..........................
15,000,000 15,041,411
Long Beach Bond Finance Authority ,
Revenue , 2007 A , 5.5% , 11/15/28 ..................................... 8,000,000 8,517,602
Revenue , 2007 A , 5% , 11/15/29 ....................................... 17,465,000 18,479,533
Revenue , 2007 A , 5.5% , 11/15/30 ..................................... 5,000,000 5,464,423
Revenue , 2007 A , 5% , 11/15/35 ....................................... 69,855,000 77,156,419
Revenue , 2007 A , 5.5% , 11/15/37 ..................................... 35,000,000 40,797,978
Los Angeles Community College District ,
GO , 2015 C , Refunding , 5% , 8/01/25 ................................... 5,890,000 5,951,706
GO , 2016 D , 5% , 8/01/25 ............................................ 6,620,000 6,689,354
Los Angeles County Metropolitan Transportation Authority ,
Revenue , 2021 A , 5% , 6/01/26 ........................................ 4,000,000 4,131,186
Sales Tax , Revenue , 2016 A , Refunding , 5% , 6/01/35 ....................... 17,655,000 18,085,556
Sales Tax , Revenue , 2016 A , Refunding , 5% , 6/01/37 ....................... 10,970,000 11,222,026
Sales Tax , Revenue , 2016 A , Refunding , 5% , 6/01/38 ....................... 7,705,000 7,874,030
Sales Tax , Revenue , 2016 A , Refunding , 5% , 6/01/39 ....................... 5,000,000 5,104,810
Sales Tax , Revenue , 2017 A , 5% , 7/01/38 ............................... 10,455,000 10,913,341
Sales Tax , Revenue , 2017 A , 5% , 7/01/39 ............................... 7,860,000 8,188,639
Sales Tax , Revenue , 2017 A , 5% , 7/01/41 ............................... 12,350,000 12,819,656
Sales Tax , Revenue , 2017 A , 5% , 7/01/42 ............................... 26,910,000 27,884,688
Sales Tax , Revenue , 2020 A , Refunding , 5% , 6/01/32 ....................... 6,700,000 7,491,549
Sales Tax , Revenue , 2020 A , Refunding , 5% , 6/01/35 ....................... 18,960,000 21,059,264
Sales Tax , Revenue , 2020 A , Refunding , 5% , 6/01/36 ....................... 5,375,000 5,962,431
Sales Tax , Revenue , 2020 A , Refunding , 5% , 6/01/37 ....................... 10,330,000 11,432,996
Sales Tax , Revenue, Senior Lien , 2021 A , 5% , 7/01/28 ...................... 3,830,000 4,156,937
Sales Tax , Revenue, Senior Lien , 2021 A , 5% , 7/01/36 ...................... 2,500,000 2,830,488
Sales Tax , Revenue, Senior Lien , 2021 A , 5% , 7/01/38 ...................... 3,875,000 4,354,151
Los Angeles County Sanitation Districts Financing Authority , Los Angeles County
Sanitation District No. 20 , Revenue , 2016 A , Refunding , 4% , 10/01/42 .......... 16,430,000 16,201,196
Los Angeles Department of Water , Water System , Revenue , 2020 C , Refunding , 5% ,
7/01/41 ......................................................... 6,455,000 6,874,519
Los Angeles Department of Water & Power ,
Power System , Revenue , 2016 A , Refunding , 5% , 7/01/46 ................... 15,000,000 15,019,692
Power System , Revenue , 2016 B , 5% , 7/01/35 ............................ 11,995,000 12,090,710
Power System , Revenue , 2016 B , 5% , 7/01/42 ............................ 4,495,000 4,510,514
Power System , Revenue , 2017 A , 5% , 7/01/42 ............................ 22,375,000 22,696,307
Power System , Revenue , 2017 A , 5% , 7/01/47 ............................ 60,890,000 61,528,170
Power System , Revenue , 2017 C , 5% , 7/01/42 ............................ 5,500,000 5,599,652
Power System , Revenue , 2017 C , 5% , 7/01/47 ............................ 57,615,000 58,376,762
Power System , Revenue , 2018 D , Refunding , 5% , 7/01/38 ................... 8,960,000 9,339,689
Power System , Revenue , 2018 D , Refunding , 5% , 7/01/39 ................... 8,215,000 8,535,182
Power System , Revenue , 2019 A , 5.25% , 7/01/49 ......................... 12,555,000 12,965,487
Power System , Revenue , 2019 D , Refunding , 5% , 7/01/44 ................... 17,555,000 18,177,262
Power System , Revenue , 2020 B , Refunding , 5% , 7/01/40 ................... 9,020,000 9,652,882
Power System , Revenue , 2021 B , Refunding , 5% , 7/01/48 ................... 20,800,000 21,676,202

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles Department of Water & Power, (continued)
Power System , Revenue , 2021 C , 5% , 7/01/45 ............................ $ 14,455,000 $ 15,185,809
Power System , Revenue , 2022 A , 5% , 7/01/51 ............................ 8,500,000 8,856,306
Power System , Revenue , 2022 C , Refunding , 5% , 7/01/40 ................... 6,000,000 6,533,648
Power System , Revenue , 2022 C , Refunding , 5% , 7/01/41 ................... 5,000,000 5,405,778
Power System , Revenue , 2022 C , Refunding , 5% , 7/01/42 ................... 6,250,000 6,710,415
Power System , Revenue , 2022 C , Refunding , 5% , 7/01/43 ................... 5,000,000 5,330,990
Power System , Revenue , 2023 A , Refunding , 5% , 7/01/31 ................... 10,000,000 11,148,941
Water System , Revenue , 2016 A , Refunding , 5% , 7/01/41 ................... 29,820,000 29,950,555
Water System , Revenue , 2016 A , Refunding , 5% , 7/01/46 ................... 24,610,000 24,646,268
Water System , Revenue , 2017 A , Refunding , 5% , 7/01/41 ................... 34,330,000 34,892,418
Water System , Revenue , 2018 A , 5% , 7/01/25 ............................ 3,940,000 3,958,267
Water System , Revenue , 2018 B , Refunding , 5% , 7/01/43 ................... 9,495,000 9,773,883
Water System , Revenue , 2018 B , Refunding , 5% , 7/01/48 ................... 10,000,000 10,221,462
Water System , Revenue , 2022 C , Refunding , 5% , 7/01/41 ................... 2,970,000 3,230,448
Los Angeles Unified School District ,
GO , 2016 A , Refunding , 5% , 7/01/26 ................................... 4,000,000 4,032,157
GO , 2017 A , Refunding , 5% , 7/01/25 ................................... 18,750,000 18,902,406
GO , 2020 C , 4% , 7/01/33 ............................................ 7,000,000 7,391,414
GO , 2020 C , 4% , 7/01/36 ............................................ 8,975,000 9,359,329
GO , 2020 RYQ , 4% , 7/01/44 ......................................... 10,730,000 10,813,396
GO , 2023 QRR , 5.25% , 7/01/48 ....................................... 25,000,000 27,940,247
Manteca Unified School District ,
Community Facilities District No. 2018-5 , Special Tax , 2024 A , 5% , 9/01/44 ...... 5,755,000 6,035,918
Community Facilities District No. 2018-5 , Special Tax , 2024 A , 5% , 9/01/54 ...... 4,255,000 4,396,727
Marin Municipal Water District , Revenue , 2022 , Refunding , 4% , 6/15/52 ..........
27,295,000 27,170,652
Marina Redevelopment Agency Successor Agency ,
Tax Allocation , 2023 A , 5% , 9/01/43 .................................... 1,000,000 1,039,509
Tax Allocation , 2023 B , 5% , 9/01/43 .................................... 2,100,000 2,182,970
Menifee Union School District ,
Special Tax , 2023 , 5% , 9/01/48 ....................................... 500,000 519,526
Special Tax , 2023 , 5% , 9/01/54 ....................................... 1,230,000 1,266,560
Community Facilities District No. 2011-1 Improvement Area No. 5 , Special Tax , 2021 ,
4% , 9/01/45 .................................................... 875,000 836,004
Community Facilities District No. 2011-1 Improvement Area No. 5 , Special Tax , 2021 ,
4% , 9/01/51 .................................................... 1,825,000 1,681,730
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/26 .................................................... 75,000 75,716
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/27 .................................................... 140,000 142,112
Community Facilities District No. 2011-1 Improvement Area No. 6 , Special Tax , 2021 ,
4% , 9/01/28 .................................................... 105,000 107,017
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5% , 9/01/42 .................................................... 1,000,000 1,051,932
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5.125% , 9/01/47 ................................................. 2,000,000 2,089,837
Community Facilities District No. 2011-1 Improvement Area No. 7 , Special Tax , 2022 ,
5.25% , 9/01/52 .................................................. 2,000,000 2,090,854
Community Facilities District No. 2019-2 , Special Tax , 2021 , 4% , 9/01/35 ........ 200,000 202,652
Community Facilities District No. 2019-2 , Special Tax , 2021 , 4% , 9/01/44 ........ 565,000 537,299
Community Facilities District No. 2019-2 , Special Tax , 2021 , 4% , 9/01/51 ........ 675,000 613,269
Metropolitan Water District of Southern California ,
Revenue , 2019 A , Refunding , 5% , 7/01/25 ............................... 10,000,000 10,086,575
Revenue , 2020 A , 5% , 10/01/45 ....................................... 15,665,000 16,606,908
Middle Fork Project Finance Authority ,
Revenue , 2020 , Refunding , 5% , 4/01/30 ................................. 2,505,000 2,659,603
Revenue , 2020 , Refunding , 5% , 4/01/32 ................................. 4,095,000 4,330,040

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Middle Fork Project Finance Authority, (continued)
Revenue , 2020 , Refunding , 5% , 4/01/34 ................................. $ 1,150,000 $ 1,210,625
Revenue , 2020 , Refunding , 5% , 4/01/35 ................................. 1,200,000 1,260,365
Revenue , 2020 , Refunding , 5% , 4/01/36 ................................. 4,980,000 5,218,662
Midpeninsula Regional Open Space District , Field Employees Corp. , GO , 2018 , 4% ,
9/01/48 ......................................................... 11,220,000 11,248,190
e
Modesto High School District , GO , 2002 A , NATL Insured , 3.06%, 5/01/27 ......... 12,770,000 11,955,191
Monterey Peninsula Unified School District , GO , 2016 C , Refunding , 5% , 8/01/41 ...
11,190,000 11,464,988
e
Moorpark Unified School District , GO , 2009 A , AGMC Insured , 3.38%, 8/01/32 ..... 5,870,000 4,585,194
Moreno Valley Unified School District ,
e
GO , 2004 A , AGMC Insured , ETM, 2.88%, 8/01/27 ......................... 6,315,000 5,892,533
e
GO , 2004 A , AGMC Insured , ETM, 2.91%, 8/01/28 ......................... 6,625,000 6,001,390
GO , 2018 B , AGMC Insured , 5% , 8/01/47 ................................ 6,075,000 6,309,229
Mount Diablo Unified School District , GO , 2022 B , Refunding , 4% , 8/01/25 ........
3,100,000 3,119,757
e
Mount San Antonio Community College District , GO , 2013 A , 7.954%, 8/01/43 ...... 55,000,000 54,758,330
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
25,000,000 31,594,318
Murrieta Valley Unified School District ,
Community Facilities District No. 2018-1 , Special Tax , 2021 , 4% , 9/01/44 ........ 500,000 467,997
Community Facilities District No. 2018-1 , Special Tax , 2021 , 4% , 9/01/51 ........ 1,000,000 891,670
Newport Mesa Unified School District , GO , 2011 , 6.3% , 8/01/42 ................
20,000,000 23,312,030
Norman Y Mineta San Jose International Airport SJC ,
Revenue , 2017 A , Refunding , 5% , 3/01/36 ............................... 4,590,000 4,689,941
Revenue , 2017 A , Refunding , 5% , 3/01/37 ............................... 4,475,000 4,568,270
Revenue , 2017 A , Refunding , 5% , 3/01/41 ............................... 12,685,000 12,870,461
Revenue , 2017 B , Refunding , 5% , 3/01/47 ............................... 10,000,000 10,231,576
Revenue , 2021 A , Refunding , 5% , 3/01/32 ............................... 1,800,000 1,943,559
Northern California Sanitation Agencies Financing Authority , Sacramento Area Sewer
District , Revenue , 2020 A , Refunding , 5% , 12/01/27 ........................ 2,960,000 3,168,052
Oceanside Unified School District ,
e
GO , 2010 B , AGMC Insured , 3.67%, 8/01/38 ............................. 10,590,000 6,497,461
e
GO , 2010 B , AGMC Insured , 3.77%, 8/01/39 ............................. 7,860,000 4,588,859
GO , 2015 , Refunding , 5% , 8/01/48 ..................................... 12,000,000 12,060,944
GO , 2022 , Refunding , 5% , 8/01/39 ..................................... 1,005,000 1,124,924
GO , G , 5% , 8/01/40 ................................................ 1,020,000 1,137,944
GO , G , 5% , 8/01/43 ................................................ 1,000,000 1,095,248
Orange County Community Facilities District ,
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.5% , 8/15/48 ..... 1,550,000 1,664,317
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.5% , 8/15/53 ..... 1,200,000 1,281,361
Community Facilities District No. 2023-1 , Special Tax , 2023 A , 5.75% , 8/15/53 .... 1,085,000 1,172,952
Orange County Water District ,
COP , 2003 B , NATL Insured , ETM, 5% , 8/15/28 ........................... 11,750,000 12,264,123
COP , 2003 B , NATL Insured , ETM, 5% , 8/15/34 ........................... 3,305,000 3,666,205
COP , 2003 B , Pre-Refunded , NATL Insured , 5% , 8/15/34 .................... 4,140,000 4,786,094
e
Palomar Community College District , GO , 2010 B , 8.181%, 8/01/39 .............. 69,410,000 84,838,698
Palomar Health ,
Obligated Group , GO , 2009 A , AGMC Insured , 7% , 8/01/38 .................. 36,000,000 40,386,978
Obligated Group , GO , 2010 A , 6.75% , 8/01/40 ............................ 60,000,000 64,766,934
Palomar Health Obligated Group , Revenue , 2017 , Refunding , AGMC Insured , 5% ,
11/01/47 ....................................................... 35,000,000 35,114,783
Panoche Financing Authority ,
Panoche Water District , Revenue , 2021 A , 4% , 9/01/43 ..................... 1,120,000 1,062,796
Panoche Water District , Revenue , 2021 A , 4% , 9/01/51 ..................... 6,070,000 5,481,333
Panoche Water District , Revenue , 2021 B , 1.553% , 9/01/25 .................. 130,000 128,179
Panoche Water District , Revenue , 2021 B , 2.006% , 9/01/27 .................. 395,000 372,116
Panoche Water District , Revenue , 2021 B , 2.456% , 9/01/29 .................. 415,000 378,327
Panoche Water District , Revenue , 2021 B , 2.756% , 9/01/31 .................. 435,000 382,870

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Panoche Financing Authority, (continued)
Panoche Water District , Revenue , 2021 B , 3.106% , 9/01/35 .................. $ 880,000 $ 742,096
Panoche Water District , Revenue , 2021 B , 3.571% , 9/01/40 .................. 1,155,000 931,217
e
Patterson Joint Unified School District ,
GO , 2001 A , NATL Insured , 3.02%, 8/01/25 .............................. 2,170,000 2,142,680
GO , 2001 A , NATL Insured , 3.12%, 8/01/26 .............................. 2,265,000 2,168,079
Perris Joint Powers Authority ,
Community Facilities District No. 2007-2 , Special Tax , 2021 , 4% , 9/01/43 ........ 1,445,000 1,357,379
Community Facilities District No. 2007-2 , Special Tax , 2021 , 4% , 9/01/48 ........ 1,250,000 1,135,769
Community Facilities District No. 2018-1 Improvement Area No. 1 , Special Tax , 2020 ,
4% , 9/01/50 .................................................... 1,125,000 1,004,634
Perris Union High School District ,
COP , 2019 , Refunding , BAM Insured , 5% , 10/01/48 ........................ 10,000,000 10,405,802
GO , 2019 A , AGMC Insured , 4% , 9/01/43 ................................ 5,540,000 5,556,523
Pittsburg Unified School District , GO , 2016 , Refunding , 4% , 8/01/44 .............
11,000,000 10,945,994
e
Placentia-Yorba Linda Unified School District ,
GO , 2008 D , 4.22%, 8/01/43 ......................................... 27,955,000 13,049,755
GO , 2008 D , 4.55%, 8/01/46 ......................................... 89,200,000 34,390,337
GO , 2008 D , 4.59%, 8/01/49 ......................................... 85,000,000 28,426,236
Port of Oakland , Revenue , 2021 H , Refunding , 5% , 11/01/29 ...................
2,000,000 2,145,531
Poway Redevelopment Agency Successor Agency ,
Tax Allocation , 2015 A , Refunding , 5% , 12/15/31 .......................... 10,180,000 11,506,752
Tax Allocation , 2015 A , Refunding , 5% , 12/15/32 .......................... 11,215,000 12,778,024
Tax Allocation , 2015 A , Refunding , 5% , 6/15/33 ........................... 5,835,000 6,741,210
Poway Unified School District ,
Community Facilities District No. 16 Area A , Special Tax , 2020 , AGMC Insured , 4% ,
9/01/50 ........................................................ 7,500,000 7,226,859
e
Facilities Improvement District No. 2007-1 , GO , B , 4.5%, 8/01/46 .............. 45,000,000 17,350,997
Rancho Mirage Community Facilities District ,
City of Rancho Mirage Community Facilities District No. 4C , Special Tax , 2022 , 5% ,
9/01/42 ........................................................ 300,000 308,472
City of Rancho Mirage Community Facilities District No. 4C , Special Tax , 2022 , 5% ,
9/01/47 ........................................................ 500,000 512,918
City of Rancho Mirage Community Facilities District No. 4C , Special Tax , 2022 , 5% ,
9/01/53 ........................................................ 1,000,000 1,021,407
Regents of the University of California ,
Medical Center , Revenue , 2016 L , Refunding , 5% , 5/15/47 ................... 39,575,000 40,049,326
Medical Center , Revenue , 2022 P , 5% , 5/15/47 ........................... 116,410,000 125,324,585
Medical Center , Revenue , 2022 P , 4% , 5/15/53 ........................... 84,305,000 82,693,004
Regents of the University of California Medical Center , Medical Center , Revenue , 2016
L , Refunding , 5% , 5/15/41 ........................................... 10,000,000 10,178,497
e
Rialto Unified School District , GO , 2011 A , AGMC Insured , 10.205%, 8/01/41 ....... 27,000,000 33,378,631
e
Rio Hondo Community College District , GO , 2010 C , 3.44%, 8/01/35 ............. 10,000,000 7,029,623
River Islands Public Financing Authority ,
Community Facilities District No 2003-1 Improvement Area No. 1 , Special Tax , 2022
A-1 , Refunding , AGMC Insured , 5% , 9/01/42 ............................ 4,000,000 4,322,718
Community Facilities District No 2003-1 Improvement Area No. 1 , Special Tax , 2022
A-1 , Refunding , AGMC Insured , 4.25% , 9/01/47 ......................... 6,000,000 6,023,444
Community Facilities District No 2003-1 Improvement Area No. 1 , Special Tax , 2022
A-1 , Refunding , AGMC Insured , 5.25% , 9/01/52 ......................... 11,000,000 11,752,991
Riverside County Transportation Commission , Sales Tax , Revenue , 2017 B , Refunding ,
5% , 6/01/31 ...................................................... 3,685,000 3,894,560
Riverside Unified School District ,
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/39 ........................................................ 375,000 401,027
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 700,000 734,741

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Riverside Unified School District, (continued)
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/49 ........................................................ $ 1,050,000 $ 1,088,113
Community Facilities District No. 19 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 1,270,000 1,309,553
Community Facilities District No. 19 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 480,000 503,822
Community Facilities District No. 19 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/49 ........................................................ 730,000 756,498
Community Facilities District No. 19 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 775,000 799,137
Community Facilities District No. 21 Improvement Area 1 , Special Tax , 2025 , 5% ,
9/01/50 ........................................................ 1,160,000 1,199,704
Community Facilities District No. 21 Improvement Area 1 , Special Tax , 2025 , 5% ,
9/01/55 ........................................................ 1,480,000 1,521,789
Community Facilities District No. 37 , Special Tax , 2023 A , 5% , 9/01/47 .......... 1,150,000 1,192,568
Community Facilities District No. 37 , Special Tax , 2023 A , 5% , 9/01/52 .......... 2,135,000 2,199,753
f ,g
RMA Capital Series Trust , Revenue , 144A, 2022-1 , A , Mandatory Put , 5.67% , 8/01/34 15,491,000 15,060,350
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2015 A , Refunding , BAM Insured , 5% , 9/01/36 ............................ 11,145,000 11,250,230
e
Rocklin Unified School District ,
GO , 2003 , NATL Insured , 3.2%, 8/01/25 ................................. 8,160,000 8,050,406
GO , 2003 , NATL Insured , 3.25%, 8/01/26 ................................ 8,695,000 8,304,458
GO , 2003 , NATL Insured , 3.32%, 8/01/27 ................................ 9,080,000 8,382,972
GO , 2003 , NATL Insured , 3.38%, 8/01/28 ................................ 16,615,000 14,813,306
Rohnert Park Community Development Commission Successor Agency , Tax Allocation ,
2007 R , NATL Insured , ETM, 5% , 8/01/37 ............................... 1,380,000 1,444,054
Romoland School District ,
Community Facilities District No. 2016-1 , Special Tax , 2023 , 5% , 9/01/43 ........ 750,000 791,621
Community Facilities District No. 2016-1 , Special Tax , 2023 , 5% , 9/01/48 ........ 1,000,000 1,041,206
Community Facilities District No. 2016-1 , Special Tax , 2023 , 5% , 9/01/53 ........ 1,500,000 1,549,769
Community Facilities District No. 2016-2 , Special Tax , 2022 , 4.5% , 9/01/42 ....... 360,000 364,214
Community Facilities District No. 2016-2 , Special Tax , 2022 , 4.625% , 9/01/47 ..... 750,000 754,746
Community Facilities District No. 2016-2 , Special Tax , 2022 , 4.75% , 9/01/52 ...... 1,000,000 1,006,996
Community Facilities District No. 2017-1 Improvement Area No. 1 , Special Tax , 2022 ,
5% , 9/01/42 .................................................... 750,000 789,935
Community Facilities District No. 2017-1 Improvement Area No. 1 , Special Tax , 2022 ,
5.125% , 9/01/47 ................................................. 1,200,000 1,255,461
Community Facilities District No. 2017-1 Improvement Area No. 1 , Special Tax , 2022 ,
5.25% , 9/01/53 .................................................. 2,500,000 2,614,090
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/46 .................................................... 370,000 386,715
Community Facilities District No. 2017-1 Improvement Area No. 2 , Special Tax , 2023 ,
5% , 9/01/54 .................................................... 1,600,000 1,650,968
Community Facilities District No. 2020-1 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,000,000 1,034,867
Community Facilities District No. 2022-2 , Special Tax , 2024 , 5% , 9/01/54 ........ 1,000,000 1,034,088
Community Facilities District No. 91-1 , Special Tax , 2022 , 3.75% , 9/01/42 ........ 1,695,000 1,545,874
Community Facilities District No. 91-1 , Special Tax , 2022 , 4% , 9/01/46 .......... 5,085,000 4,751,767
Roseville Natural Gas Financing Authority , Revenue , 2007 , 5% , 2/15/26 ..........
5,000,000 5,072,669
Sacramento Area Flood Control Agency ,
Consolidated Capital Assessment District No. 2 , Special Assessment , 2016 A ,
Refunding , 5% , 10/01/41 ........................................... 13,740,000 14,115,682
Consolidated Capital Assessment District No. 2 , Special Assessment , 2016 A ,
Refunding , 5% , 10/01/43 ........................................... 20,000,000 20,515,770

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Sacramento City Unified School District , GO , 2017 E , 4% , 5/01/47 ...............
$ 20,000,000 $ 19,461,660
Sacramento County Water Financing Authority , Sacramento County Water Agency ,
Revenue , 2019 , Refunding , 5% , 6/01/27 ................................. 2,000,000 2,110,686
Sacramento Municipal Utility District ,
Revenue , 2021 I , Refunding , 5% , 8/15/25 ................................ 3,500,000 3,539,637
Revenue , 2022 J , Refunding , 5% , 8/15/26 ............................... 2,615,000 2,711,992
Sacramento Transportation Authority , Sales Tax , Revenue , 2023 , Refunding , 5% ,
10/01/37 ........................................................ 2,500,000 2,924,363
e
San Bernardino Community College District , GO , 2009 B , 4.69%, 8/01/48 ......... 66,390,000 22,676,115
San Diego Community College District ,
GO , 2009 B , Pre-Refunded , 6% , 8/01/33 ................................ 26,880,000 29,085,456
GO , 2024 A-1 , 4% , 8/01/50 .......................................... 10,000,000 9,991,887
San Diego County Regional Airport Authority ,
Revenue , 2017 A , Refunding , 5% , 7/01/47 ............................... 5,000,000 5,147,562
Revenue , 2019 A , Refunding , 5% , 7/01/44 ............................... 4,000,000 4,221,319
Revenue , 2019 A , Refunding , 5% , 7/01/49 ............................... 5,000,000 5,234,575
Revenue , 2019 B , Refunding , 4% , 7/01/44 ............................... 5,000,000 4,768,534
Revenue , 2021 A , 5% , 7/01/56 ........................................ 10,000,000 10,620,213
Revenue , 2021 B , 5% , 7/01/33 ........................................ 4,000,000 4,330,568
Revenue , 2021 B , 4% , 7/01/36 ........................................ 3,610,000 3,627,648
Special Facilities , Revenue , 2014 A , 5% , 7/01/44 .......................... 5,645,000 5,665,349
San Diego County Regional Transportation Commission , Revenue , 2016 A , 5% ,
4/01/48 ......................................................... 25,000,000 25,372,290
San Diego County Water Authority , Revenue, Sub. Lien , 2021 S-1 , Refunding ,
5% , 5/01/28 ...................................................... 2,335,000 2,509,311
San Diego Unified School District ,
e
GO , 2010 C , 8.239%, 7/01/48 ........................................ 29,840,000 28,765,578
e
GO , 2012 E , 6.645%, 7/01/47 ......................................... 74,270,000 59,590,787
GO , 2019 L , 4% , 7/01/49 ............................................ 30,000 29,849
GO , 2023 ZR-4B , Refunding , 5% , 7/01/40 ............................... 62,225,000 71,862,414
GO , 2023 ZR-4B , Refunding , 5% , 7/01/45 ............................... 31,605,000 34,992,430
e
GO , R-2 , Refunding , 6.48%, 7/01/40 ................................... 79,760,000 82,441,539
San Francisco Bay Area Rapid Transit District ,
GO , 2017 A-1 , 5% , 8/01/47 .......................................... 11,480,000 11,817,260
GO , 2020 C-1 , 4% , 8/01/33 .......................................... 1,560,000 1,635,574
GO , 2022 D-1 , 5% , 8/01/39 .......................................... 1,500,000 1,693,595
GO , 2022 D-1 , 3% , 8/01/41 .......................................... 23,605,000 21,455,564
GO , 2022 D-1 , 3% , 8/01/42 .......................................... 20,000,000 17,874,850
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2016 B , 5% , 5/01/41 ........................................ 65,645,000 66,165,342
Revenue , 2016 B , 5% , 5/01/46 ........................................ 28,825,000 28,923,691
Revenue , 2016 C , 5% , 5/01/46 ........................................ 67,880,000 68,833,483
Revenue , 2019 A , Refunding , 5% , 5/01/44 ............................... 30,720,000 31,451,502
Revenue , 2019 A , Refunding , 5% , 5/01/49 ............................... 8,000,000 8,130,818
Revenue, Second Series , 2017 A , 5% , 5/01/42 ............................ 48,155,000 48,818,480
Revenue, Second Series , 2017 A , 5% , 5/01/47 ............................ 28,625,000 28,836,630
Revenue, Second Series , 2017 B , 5% , 5/01/47 ............................ 200,000 205,496
Revenue, Second Series , 2018 D , 5% , 5/01/43 ........................... 106,295,000 108,255,707
Revenue, Second Series , 2018 D , 5% , 5/01/48 ........................... 33,675,000 34,087,748
Revenue, Second Series , 2018 D , Pre-Refunded , 5% , 5/01/48 ................ 25,000 26,020
Revenue, Second Series , 2018 D , 5.25% , 5/01/48 ......................... 40,145,000 41,154,811
Revenue, Second Series , 2018 E , 5% , 5/01/48 ............................ 52,245,000 54,240,028
Revenue, Second Series , 2019 B , 5% , 5/01/49 ............................ 10,700,000 11,200,915
Revenue, Second Series , 2019 E , 5% , 5/01/45 ............................ 33,570,000 34,308,097
Revenue, Second Series , 2019 E , 5% , 5/01/50 ............................ 5,000,000 5,071,828
Revenue, Second Series , 2021 A , Refunding , 5% , 5/01/31 ................... 1,405,000 1,526,796
Revenue, Second Series , 2021 A , Refunding , 5% , 5/01/34 ................... 5,000,000 5,393,307

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Francisco City & County Redevelopment Agency Successor Agency , Tax
Allocation, Third Lien , 2017 B , AGMC Insured , 5% , 8/01/46 .................. $ 10,000,000 $ 10,232,549
San Francisco Unified School District , GO , 2022 C , 5% , 6/15/35 ................
6,640,000 7,379,580
e
San Gabriel Unified School District ,
GO , 2002 A , AGMC Insured , 2.89%, 8/01/26 ............................. 3,530,000 3,389,769
GO , 2002 A , AGMC Insured , 2.92%, 2/01/27 ............................. 1,850,000 1,750,321
San Jacinto Unified School District ,
Community Facilities District No. 2003-1 , Special Tax , 2022 , 4% , 9/01/50 ........ 875,000 772,456
Community Facilities District No. 2022-1 Improvement Area No. 1 , Special Tax , 2023 ,
5.25% , 9/01/54 .................................................. 1,000,000 1,042,154
San Joaquin Hills Transportation Corridor Agency ,
Revenue , 1997 A , Refunding , 5.9% , 1/15/38 .............................. 106,465,000 136,748,266
Revenue , 1997 A , Refunding , 5.95% , 1/15/40 ............................. 142,645,000 184,748,583
Revenue , 1997 A , Refunding , 6% , 1/15/43 ............................... 161,250,000 209,488,776
Revenue , 1997 A , Refunding , 6% , 1/15/45 ............................... 143,336,000 187,165,999
Revenue , 1997 A , Refunding , 6% , 1/15/46 ............................... 143,336,000 188,038,901
e
Revenue , 1997 A , Refunding , NATL Insured , 3.24%, 1/15/26 ................. 13,155,000 12,788,434
e
Revenue, Senior Lien , 1993 , ETM, 2.65%, 1/01/28 ......................... 33,545,000 31,128,707
e
Revenue, Senior Lien , 1993 , ETM, 2.72%, 1/01/29 ......................... 37,050,000 33,405,343
Revenue, Senior Lien , 2021 A , Refunding , AGMC Insured , 4% , 1/15/44 ......... 130,746,000 130,846,727
Revenue, Senior Lien , 2021 A , Refunding , AGMC Insured , 4% , 1/15/50 ......... 191,775,000 187,479,221
f
San Joaquin Valley Clean Energy Authority , Revenue , 2025 A , Mandatory Put , 5.5% ,
7/01/35 ......................................................... 21,250,000 24,265,065
e
San Jose Unified School District ,
COP , 2002 , AGMC Insured , ETM, 2.82%, 1/01/27 .......................... 7,105,000 6,748,195
COP , 2002 , AGMC Insured , ETM, 2.95%, 1/01/29 .......................... 7,105,000 6,348,308
e
San Juan Unified School District ,
GO , 2003 B , NATL Insured , 3.86%, 8/01/26 .............................. 9,175,000 8,693,608
GO , 2003 B , NATL Insured , 3.08%, 8/01/27 .............................. 18,605,000 17,287,195
GO , 2003 B , NATL Insured , 3.15%, 8/01/28 .............................. 19,470,000 17,510,858
San Luis Obispo County Financing Authority , Revenue , 2015 A , Refunding , BAM
Insured , 5% , 9/01/37 ............................................... 10,000,000 10,092,146
e
San Marino Unified School District , GO , 2000 A , NATL Insured , 2.79%, 7/01/25 ..... 6,080,000 6,023,310
San Mateo Foster City Public Financing Authority , Estero Municipal Improvement
District , Revenue , 2021 A , ETM, 5% , 8/01/25 ............................. 10,545,000 10,651,554
San Rafael City High School District , GO , 2018 B , 4% , 8/01/47 .................
17,060,000 17,025,774
Sanger Unified School District , GO , A , BAM Insured , 4% , 8/01/41 ...............
10,000,000 10,025,951
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015 A ,
Refunding , AGMC Insured , 5% , 9/01/35 ................................. 20,000,000 20,175,820
e
School Facilities Financing Authority , Twin Rivers Unified School District , Revenue , A ,
AGMC Insured , 4.29%, 8/01/42 ....................................... 49,000,000 23,568,211
Semitropic Improvement District of the Semitropic Water Storage District , Revenue,
Second Lien , 2015 A , Refunding , AGMC Insured , 5% , 12/01/45 ............... 10,000,000 10,097,245
Southern California Public Power Authority ,
Revenue , 2007 A , 5.25% , 11/01/27 ..................................... 9,855,000 10,210,957
Revenue , 2007 A , 5% , 11/01/33 ....................................... 17,500,000 18,844,098
Los Angeles Department of Water & Power Power System , Revenue , 2023-1 A ,
5.25% , 7/01/53 .................................................. 28,975,000 31,054,495
e
Southern Mono Health Care District ,
GO , A , NATL Insured , 3.5%, 8/01/28 ................................... 2,340,000 2,077,878
GO , A , NATL Insured , 3.53%, 8/01/29 ................................... 2,440,000 2,089,530
GO , A , NATL Insured , 3.56%, 8/01/30 ................................... 2,550,000 2,106,073
GO , A , NATL Insured , 3.67%, 8/01/31 ................................... 2,660,000 2,106,081
State of California ,
GO , 5% , 3/01/25 .................................................. 10,000,000 10,000,000
GO , AMBAC Insured , 5.9% , 3/01/25 .................................... 35,000 35,000
GO , Refunding , 5% , 4/01/25 ......................................... 25,625,000 25,673,039

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
State of California, (continued)
GO , Refunding , 5% , 11/01/25 ......................................... $ 39,975,000 $ 40,638,541
GO , Refunding , 5% , 12/01/25 ......................................... 2,375,000 2,419,501
GO , Refunding , 5% , 8/01/27 ......................................... 4,000,000 4,222,625
GO , Refunding , 5% , 4/01/28 ......................................... 2,930,000 3,135,056
GO , Refunding , 5% , 8/01/28 ......................................... 12,020,000 12,660,226
GO , Refunding , 5% , 9/01/30 ......................................... 5,000,000 5,591,864
GO , Refunding , 5% , 11/01/30 ......................................... 5,320,000 5,965,411
GO , 5.75% , 10/01/31 ............................................... 28,805,000 30,918,316
GO , Refunding , 5% , 10/01/32 ......................................... 4,125,000 4,505,889
GO , 5% , 4/01/33 .................................................. 5,000,000 5,408,918
GO , Refunding , 5% , 3/01/35 ......................................... 56,185,000 61,654,396
GO , Refunding , 5% , 9/01/35 ......................................... 9,000,000 9,261,124
GO , Refunding , 4% , 3/01/37 ......................................... 10,000,000 10,383,652
GO , Refunding , 5% , 8/01/37 ......................................... 2,900,000 3,089,136
GO , 5% , 10/01/39 ................................................. 15,000,000 15,271,590
GO , 5% , 3/01/45 .................................................. 17,500,000 17,529,612
GO , 5% , 8/01/45 .................................................. 10,085,000 10,146,265
GO , 5% , 9/01/45 .................................................. 5,000,000 5,084,901
GO , 5% , 8/01/46 .................................................. 57,200,000 58,051,548
GO , 5% , 9/01/46 .................................................. 8,930,000 9,069,942
GO , 5% , 10/01/47 ................................................. 11,000,000 11,122,211
GO , 5% , 10/01/48 ................................................. 5,000,000 5,207,805
GO , 1996 , FGIC Insured , 5.375% , 6/01/26 ............................... 535,000 538,111
GO , 1997 , NATL, FGIC Insured , 5.625% , 10/01/26 ......................... 3,335,000 3,342,306
GO , 2004 , 5.2% , 4/01/26 ............................................ 20,000 20,037
GO , 2017 , 5% , 11/01/27 ............................................. 2,380,000 2,525,377
GO , 2017 , 5% , 11/01/47 ............................................. 23,370,000 24,177,987
GO , 2022 , Refunding , 5% , 4/01/35 ..................................... 38,600,000 43,760,550
GO , 2022 , Refunding , 5% , 4/01/35 ..................................... 12,985,000 13,895,224
Stockton Community Facilities District ,
City of Stockton Community Facilities District No. 2018-2 Improvement Area No. 3 ,
Special Tax , 2024 , 5% , 9/01/39 ...................................... 370,000 393,663
City of Stockton Community Facilities District No. 2018-2 Improvement Area No. 3 ,
Special Tax , 2024 , 5% , 9/01/44 ...................................... 380,000 397,046
City of Stockton Community Facilities District No. 2018-2 Improvement Area No. 3 ,
Special Tax , 2024 , 5% , 9/01/49 ...................................... 525,000 547,514
City of Stockton Community Facilities District No. 2018-2 Improvement Area No. 3 ,
Special Tax , 2024 , 5% , 9/01/54 ...................................... 650,000 674,696
Sulphur Springs Union School District ,
COP , 2010 , AGMC Insured , 6.5% , 12/01/37 .............................. 1,430,000 1,468,958
COP , 2010 , Pre-Refunded , AGMC Insured , 6.5% , 12/01/37 .................. 9,695,000 9,959,853
Community Facilities District No. 2019-1 , Special Tax , 2024 A , 5% , 9/01/39 ...... 1,175,000 1,274,031
Community Facilities District No. 2019-1 , Special Tax , 2024 A , 5% , 9/01/44 ...... 1,900,000 2,023,147
Community Facilities District No. 2019-1 , Special Tax , 2024 A , 5% , 9/01/49 ...... 2,700,000 2,839,292
Community Facilities District No. 2019-1 , Special Tax , 2024 A , 5% , 9/01/54 ...... 3,645,000 3,823,698
Temecula Public Financing Authority ,
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/39 ......... 330,000 356,196
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/44 ......... 925,000 976,299
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/49 ......... 975,000 1,018,095
Community Facilities District No. 20-01 , Special Tax , 2024 , 5% , 9/01/54 ......... 900,000 935,745
Temescal Valley Water District ,
Community Facilities District No. 4 Improvement Area No. 3 , Special Tax , 2024 , 4% ,
9/01/49 ........................................................ 1,415,000 1,300,490
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/36 ................................................ 930,000 933,733

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Temescal Valley Water District, (continued)
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/41 ................................................ $ 785,000 $ 768,671
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/46 ................................................ 1,040,000 975,949
Community Facilities District No. 4 Terramor Improvement Area No. 2 , Special Tax ,
2021 , 4% , 9/01/51 ................................................ 930,000 846,275
Three Rivers Levee Improvement Authority ,
Special Tax , 2021 A , Refunding , 4% , 9/01/25 ............................. 280,000 280,717
Special Tax , 2021 A , Refunding , 4% , 9/01/36 ............................. 2,025,000 2,004,872
Special Tax , 2021 A , Refunding , 4% , 9/01/41 ............................. 1,895,000 1,794,871
Special Tax , 2021 A , Refunding , 4% , 9/01/46 ............................. 2,700,000 2,456,950
Special Tax , 2021 A , Refunding , 4% , 9/01/51 ............................. 5,065,000 4,481,335
Tobacco Securitization Authority of Northern California , Sacramento County Tobacco
Securitization Corp. , Revenue, Senior Lien , 2021 A , 1 , Refunding , 4% , 6/01/49 .... 8,000,000 7,335,377
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , 2 , Refunding , 5% , 6/01/48 ....... 12,465,000 12,649,566
Town of Tiburon ,
Assessment District No. 2017-1 , 1915 Act, Special Assessment , 2021 A , 2.375% ,
9/02/41 ........................................................ 550,000 390,531
Assessment District No. 2017-1 , 1915 Act, Special Assessment , 2021 A , 2.5% ,
9/02/51 ........................................................ 1,250,000 781,516
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.75% , 9/01/48 ................................... 1,750,000 1,881,619
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 2 ,
Special Tax , 2023 , 5.875% , 9/01/53 ................................... 2,900,000 3,122,566
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/25 ...................................... 115,000 115,272
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/28 ...................................... 120,000 121,594
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/30 ...................................... 110,000 111,685
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/36 ...................................... 430,000 431,481
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/41 ...................................... 665,000 641,165
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/46 ...................................... 885,000 816,644
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2 ,
Special Tax , 2021 , 4% , 9/01/51 ...................................... 2,210,000 1,970,589
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/45 ........................... 11,030,000 11,220,262
Transbay Redevelopment Project Tax Increment Re-Development Project , Tax
Allocation, Senior Lien , 2020 A , 5% , 10/01/49 ........................... 8,790,000 8,886,815
Truckee-Donner Public Utility District , Water System , Revenue , 2022 A , 5% , 11/15/47
3,230,000 3,474,538
Turlock Irrigation District , Revenue , 2019 , Refunding , 5% , 1/01/44 ...............
9,060,000 9,643,333
e
Union Elementary School District ,
GO , 2001 B , NATL Insured , 2.8%, 9/01/25 ............................... 5,500,000 5,423,537
GO , 2001 B , NATL Insured , 2.86%, 9/01/26 .............................. 5,850,000 5,605,470
University of California ,
Revenue , 2015 I , Refunding , 5% , 5/15/40 ................................ 22,990,000 23,100,474
Revenue , 2015 I , Refunding , 5% , 5/15/50 ................................ 25,420,000 25,542,151
Revenue , 2016 K , 4% , 5/15/46 ........................................ 19,850,000 19,686,607
Revenue , 2017 AV , 5.25% , 5/15/47 ..................................... 6,775,000 7,002,589
Revenue , 2017 M , 5% , 5/15/42 ....................................... 15,410,000 15,968,915

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
University of California, (continued)
Revenue , 2017 M , 5% , 5/15/47 ....................................... $ 27,200,000 $ 27,942,840
Revenue , 2018 AZ , Refunding , 5% , 5/15/43 .............................. 28,000,000 29,219,126
Revenue , 2018 AZ , Refunding , 5% , 5/15/48 .............................. 47,230,000 48,953,120
Revenue , 2018 AZ , Refunding , 5.25% , 5/15/58 ............................ 9,110,000 9,486,090
Revenue , 2018 O , Refunding , 5% , 5/15/39 ............................... 14,400,000 15,203,455
Revenue , 2018 O , Refunding , 5% , 5/15/48 ............................... 11,445,000 11,855,566
Revenue , 2018 O , Refunding , 5% , 5/15/58 ............................... 5,805,000 5,989,016
Revenue , 2021 Q , Refunding , 4% , 5/15/37 ............................... 1,500,000 1,569,398
Revenue , 2022 BK , 5% , 5/15/52 ....................................... 48,195,000 51,908,164
Revenue , 2023 BN , Refunding , 5% , 5/15/43 .............................. 9,000,000 9,956,734
Revenue , 2024 BS , Refunding , 5% , 5/15/37 .............................. 81,135,000 94,295,097
Revenue , 2024 BS , Refunding , 5% , 5/15/38 .............................. 11,000,000 12,731,755
Upland Community Facilities District ,
City of Upland Community Facilities District No. 2016-1 Improvement Area No. 2 ,
Special Tax , 2021 A , 4% , 9/01/40 .................................... 260,000 252,038
City of Upland Community Facilities District No. 2016-1 Improvement Area No. 2 ,
Special Tax , 2021 A , 4% , 9/01/45 .................................... 165,000 151,276
City of Upland Community Facilities District No. 2016-1 Improvement Area No. 2 ,
Special Tax , 2021 A , 4% , 9/01/51 .................................... 260,000 228,646
e
Upland Unified School District , GO , 2011 C , 4.61%, 8/01/45 ................... 62,900,000 24,806,892
Val Verde Unified School District ,
GO , 2010 B , AGMC Insured , 6.125% , 8/01/34 ............................ 1,000,000 1,183,754
GO , 2020 A , BAM Insured , 4% , 8/01/46 ................................. 1,450,000 1,450,009
Community Facilities District No. 2018-1 , Special Tax , 2022 , 4% , 9/01/52 ........ 7,000,000 6,249,699
Community Facilities District No. 2018-2 Improvement Area No. 1 , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 1,230,000 1,288,201
Community Facilities District No. 2018-2 Improvement Area No. 1 , Special Tax , 2023 ,
5% , 9/01/48 .................................................... 1,755,000 1,818,995
Community Facilities District No. 2018-2 Improvement Area No. 1 , Special Tax , 2023 ,
5% , 9/01/53 .................................................... 2,445,000 2,519,661
Community Facilities District No. 2018-2 Improvement Area No. 3 , Special Tax , 2025 ,
5% , 9/01/50 .................................................... 1,230,000 1,279,799
Community Facilities District No. 2018-2 Improvement Area No. 3 , Special Tax , 2025 ,
5% , 9/01/55 .................................................... 1,785,000 1,846,496
Vallejo Public Financing Authority , City of Vallejo Hiddenbrooke Improvement District
No. 1 , Revenue , 2004 A , 5.8% , 9/01/31 ................................. 2,615,000 2,644,476
Valley Center Municipal Water District ,
Community Facility District No. 2020-1 , Special Tax , 2024 , 4% , 9/01/43 ......... 1,265,000 1,194,380
Community Facility District No. 2020-1 , Special Tax , 2024 , 4.375% , 9/01/54 ...... 2,210,000 2,071,310
Vista Redevelopment Agency Successor Agency , Tax Allocation , 2015 B-1 , Refunding ,
AGMC Insured , 5% , 9/01/37 .......................................... 3,020,000 3,046,789
e
Vista Unified School District ,
GO , 2002 A , AGMC Insured , 3.06%, 8/01/26 ............................. 7,150,000 6,849,753
GO , 2002 A , AGMC Insured , 3.09%, 2/01/27 ............................. 4,795,000 4,522,145
Washington Township Health Care District ,
GO , 2015 B , 5% , 8/01/45 ............................................ 15,000,000 15,037,326
Revenue , 2023 A , 5.75% , 7/01/48 ..................................... 1,300,000 1,407,698
Revenue , 2023 A , 5.75% , 7/01/53 ..................................... 1,000,000 1,074,797
West Patterson Financing Authority ,
Community Facilities District No. 2018-1 , Special Tax , 2024 , 5% , 9/01/39 ........ 300,000 319,710
Community Facilities District No. 2018-1 , Special Tax , 2024 , 4.375% , 9/01/44 ..... 830,000 817,005
Community Facilities District No. 2018-1 , Special Tax , 2024 , 4.625% , 9/01/49 ..... 780,000 773,621
Community Facilities District No. 2018-1 , Special Tax , 2024 , 5% , 9/01/54 ........ 2,430,000 2,502,228
West Sacramento Area Flood Control Agency ,
Special Assessment , 2015 , AGMC Insured , 5% , 9/01/40 ..................... 3,000,000 3,026,946
Special Assessment , 2015 , AGMC Insured , 5% , 9/01/45 ..................... 7,500,000 7,551,919

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
West Sacramento Financing Authority , Special Tax , A , AGMC Insured , 5% , 9/01/34 ..
$ 4,940,000 $ 5,520,456
Westside Union School District ,
Community Facilities District No. 2016-1 Improvement Area B , Special Tax , 2023 ,
5% , 9/01/43 .................................................... 1,175,000 1,186,261
Community Facilities District No. 2016-1 Improvement Area B , Special Tax , 2023 ,
5.25% , 9/01/52 .................................................. 1,890,000 1,904,149
William S Hart Union High School District ,
Community Facilities District No. 2021-1 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 385,000 401,967
Community Facilities District No. 2021-1 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 750,000 774,531
Community Facilities District No. 2021-1 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 885,000 908,300
12,546,634,240
Florida 0.7%
e ,g
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , 5.21%, 3/01/29 ........................................... 108,900,000 88,631,314
Oregon 0.0%
†
g
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-2 , 6.75% , 12/01/25 ........................... 2,525,000 2,531,471
Wisconsin 0.2%
g
Public Finance Authority , Revenue , 144A, 2022 , B-1 , 4% , 12/28/44 .............. 30,400,000 25,316,475
U.S. Territories 2.0%
Guam 0.2%
Antonio B Won Pat International Airport Authority ,
Revenue , 2021 A , Refunding , 2.899% , 10/01/27 ........................... 470,000 450,876
Revenue , 2024 A , 5% , 10/01/27 ....................................... 160,000 164,956
Revenue , 2024 A , 5% , 10/01/28 ....................................... 750,000 780,061
Revenue , 2024 A , 5% , 10/01/29 ....................................... 1,330,000 1,393,522
Revenue , 2024 A , 5% , 10/01/30 ....................................... 1,110,000 1,170,059
Revenue , 2024 A , 5% , 10/01/31 ....................................... 935,000 990,269
Revenue , 2024 A , 5% , 10/01/33 ....................................... 660,000 701,139
Revenue , 2024 A , 5.25% , 10/01/37 .................................... 1,200,000 1,294,936
Revenue , 2024 A , 5.25% , 10/01/38 .................................... 1,325,000 1,428,526
Revenue , 2024 B , 5% , 10/01/27 ....................................... 410,000 428,655
Revenue , 2024 B , 5% , 10/01/28 ....................................... 380,000 402,669
Revenue , 2024 B , 5% , 10/01/29 ....................................... 1,010,000 1,082,760
Revenue , 2024 B , 5% , 10/01/30 ....................................... 560,000 608,414
Revenue , 2024 B , 5% , 10/01/31 ....................................... 510,000 559,311
Revenue , 2024 B , 5% , 10/01/32 ....................................... 1,455,000 1,603,132
Revenue , 2024 B , 5% , 10/01/33 ....................................... 305,000 336,993
Revenue , 2024 B , 5% , 10/01/34 ....................................... 435,000 481,829
Revenue , 2024 B , 5% , 10/01/35 ....................................... 520,000 573,730
Revenue , 2024 B , 5% , 10/01/36 ....................................... 250,000 275,163
Revenue , 2024 B , 5% , 10/01/37 ....................................... 995,000 1,089,574
Revenue , 2024 B , 5% , 10/01/38 ....................................... 1,000,000 1,094,040
Revenue , 2024 B , 5% , 10/01/39 ....................................... 1,000,000 1,084,973
Revenue , 2024 B , 5% , 10/01/40 ....................................... 320,000 344,996
Revenue , 2024 B , 5% , 10/01/41 ....................................... 1,000,000 1,067,975
Revenue , 2024 B , 5% , 10/01/42 ....................................... 395,000 419,146
Revenue , 2024 B , 5% , 10/01/43 ....................................... 400,000 422,367
Antonio B. Won Pat International Airport Authority , Revenue , 2024 A , 5% , 10/01/32 ..
1,600,000 1,696,069
21,946,140

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico 1.8%
Children's Trust Fund ,
Revenue , 2002 , 5.5% , 5/15/39 ........................................ $ 4,530,000 $ 4,553,669
Revenue , 2002 , 5.625% , 5/15/43 ...................................... 16,000,000 16,190,498
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue , 2000 B , 6.625% , 1/01/27 .................................... 471,227 466,435
Revenue , 2000 B , 6.625% , 1/01/28 .................................... 3,593,968 3,548,636
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 29,500,000 29,354,774
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 184,264,000 185,040,673
239,154,685
Total U.S. Territories .................................................................... 261,100,825
Total Municipal Bonds (Cost $ 12,340,537,419 ) ..................................
12,924,214,325
Shares
Escrows and Litigation Trusts 0.0%
†
a ,b
Puerto Rico Electric Power Authority, Escrow Account ........................ 4,167,132 3,333,706
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
3,333,706
Total Long Term Investments (Cost $ 12,342,032,650 ) ............................
12,929,045,414
a
a a a a
Short Term Investments 0.8%
Principal
Amount
Municipal Bonds 0.8%
California 0.8%
h
Los Angeles Department of Water & Power ,
Power System , Revenue , 2001 B-3 , Refunding , SPA Barclays Bank plc , Daily VRDN
and Put , 3.63% , 7/01/34 ........................................... 2,500,000 2,500,000
Power System , Revenue , 2002 A-1 , Refunding , SPA Bank of America NA , Daily
VRDN and Put , 3.45% , 7/01/35 ...................................... 1,875,000 1,875,000
Power System , Revenue , 2002 A-3 , Refunding , SPA Bank of America NA , Daily
VRDN and Put , 3.6% , 7/01/35 ....................................... 15,000,000 15,000,000
Power System , Revenue , 2002 A-6 , Refunding , SPA Bank of America NA , Daily
VRDN and Put , 3.63% , 7/01/35 ...................................... 10,005,000 10,005,000
Power System , Revenue , 2002 A-7 , Refunding , SPA Bank of America NA , Daily
VRDN and Put , 3.6% , 7/01/35 ....................................... 3,900,000 3,900,000
Power System , Revenue , 2023 C-1 , SPA TD Bank NA , Daily VRDN and Put , 3.5% ,
7/01/57 ........................................................ 3,000,000 3,000,000
Power System , Revenue , 2023 F-1 , Refunding , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 3.25% , 7/01/48 ................................. 48,900,000 48,900,000
Power System , Revenue , 2023 F-2 , Refunding , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 3.35% , 7/01/47 ................................. 14,140,000 14,140,000

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
California (continued)
h
Los Angeles Department of Water & Power, (continued)
Water System , Revenue , 2019 A-2 , Refunding , SPA Barclays Bank plc , Daily VRDN
and Put , 3.63% , 7/01/45 ........................................... $ 900,000 $ 900,000
100,220,000
Total Municipal Bonds (Cost $ 100,220,000 ) .....................................
100,220,000
Total Short Term Investments (Cost $ 100,220,000 ) ...............................
100,220,000
a
Total Investments (Cost $ 12,442,252,650 ) 99.1% ................................
$13,029,265,414
Other Assets, less Liabilities 0.9% .............................................
125,105,072
Net Assets 100.0% ...........................................................
$13,154,370,486
See Abbreviations on page 49 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 9 regarding fair value measurements.
b
Non-income producing.
c
See Note 1(c) regarding senior floating rate interests.
d
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
e
The rate shown represents the yield at period end.
f
The maturity date shown represents the mandatory put date.
g
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2025, the aggregate value of these securities was $1,291,067,788, representing 9.8% of net assets.
h
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive pay-
ment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
February 28, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
California Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $12,442,252,650
Value - Unaffiliated issuers .................................................................. $13,029,265,414
Cash .................................................................................... 13,551,045
Receivables:
Investment securities sold ................................................................... 45,545
Capital shares sold ........................................................................ 7,698,181
Interest ................................................................................. 131,035,869
Unrealized appreciation on unfunded commitments (Note 1 b ) .......................................... 2,211,045
Total assets .......................................................................... 13,183,807,099
Liabilities:
Payables:
Capital shares redeemed ................................................................... 19,271,608
Management fees ......................................................................... 4,824,737
Distribution fees .......................................................................... 1,227,967
Transfer agent fees ........................................................................ 1,630,982
Trustees' fees and expenses ................................................................. 11,678
Distributions to shareholders ................................................................. 1,991,110
Accrued expenses and other liabilities ........................................................... 478,531
Total liabilities ......................................................................... 29,436,613
Net assets, at value ................................................................. $13,154,370,486
Net assets consist of:
Paid-in capital ............................................................................. $13,621,280,253
Total distributable earnings (losses) ............................................................. (466,909,767)
Net assets, at value ................................................................. $13,154,370,486

Franklin California Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
February 28, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
California Tax-
Free Income
Fund
Class A:
Net assets, at value ....................................................................... $2,853,539,174
Shares outstanding ........................................................................ 415,996,841
Net asset value per share
a,b
.................................................................. $6.86
Maximum offering price per share (net asset value per share ÷ 96.25%)
b
................................ $7.13
Class A1:
Net assets, at value ....................................................................... $6,986,724,958
Shares outstanding ........................................................................ 1,019,994,956
Net asset value per share
a,b
.................................................................. $6.85
Maximum offering price per share (net asset value per share ÷ 96.25%)
b
................................ $7.12
Class C:
Net assets, at value ....................................................................... $324,192,266
Shares outstanding ........................................................................ 47,421,392
Net asset value and maximum offering price per share
a,b
............................................ $6.84
Class R6:
Net assets, at value ....................................................................... $380,103,287
Shares outstanding ........................................................................ 55,564,356
Net asset value and maximum offering price per share
b
............................................. $6.84
Advisor Class:
Net assets, at value ....................................................................... $2,609,810,801
Shares outstanding ........................................................................ 381,664,327
Net asset value and maximum offering price per share
b
............................................. $6.84
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin California Tax-Free Income Fund
Financial Statements
Statement of Operations
for the year ended February 28, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
California Tax-
Free Income
Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $561,295,222
Expenses:
Management fees (Note 3 a ) ................................................................... 58,666,971
Distribution fees: (Note 3c )
    Class A ................................................................................ 6,794,479
    Class A1 ............................................................................... 7,172,775
    Class C ................................................................................ 2,313,493
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 1,413,533
    Class A1 ............................................................................... 3,797,537
    Class C ................................................................................ 184,484
    Class R6 ............................................................................... 53,558
    Advisor Class ............................................................................ 1,294,084
Custodian fees (Note 4 ) ...................................................................... 81,196
Reports to shareholders fees .................................................................. 140,019
Registration and filing fees .................................................................... 174,514
Professional fees ........................................................................... 339,469
Trustees' fees and expenses .................................................................. 143,613
Other .................................................................................... 641,133
Total expenses ......................................................................... 83,210,858
Expense reductions (Note 4 ) ............................................................... (81,196)
Net expenses ......................................................................... 83,129,662
Net investment income ................................................................ 478,165,560
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (52,075,399)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (23,108,760)
Net realized and unrealized gain (loss) ............................................................ (75,184,159)
Net increase (decrease) in net assets resulting from operations .......................................... $402,981,401

Franklin California Tax-Free Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin California Tax-Free Income Fund
Year Ended
February 28, 2025
Year Ended
February 29, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $478,165,560 $494,113,334
Net realized gain (loss) ................................................. (52,075,399) (39,061,986)
Net change in unrealized appreciation (depreciation) ........................... (23,108,760) 326,711,254
Net increase (decrease) in net assets resulting from operations ................ 402,981,401 781,762,602
Distributions to shareholders:
Class A ............................................................. (93,221,630) (83,548,096)
Class A1 ............................................................ (262,375,944) (285,346,342)
Class C ............................................................. (10,818,814) (13,822,482)
Class R6 ............................................................ (12,919,299) (11,671,555)
Advisor Class ........................................................ (91,934,360) (89,100,897)
Total distributions to shareholders .......................................... (471,270,047) (483,489,372)
Capital share transactions: (Note 2 )
Class A ............................................................. 314,261,887 216,871,116
Class A1 ............................................................ (617,006,575) (672,391,005)
Class C ............................................................. (69,301,820) (114,824,389)
Class R6 ............................................................ 65,742,344 39,846,437
Advisor Class ........................................................ 197,113,306 34,061,620
Total capital share transactions ............................................ (109,190,858) (496,436,221)
Net increase (decrease) in net assets ................................... (177,479,504) (198,162,991)
Net assets:
Beginning of year ....................................................... 13,331,849,990 13,530,012,981
End of year ........................................................... $13,154,370,486 $13,331,849,990

Franklin California Tax-Free Income Fund

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin California Tax-Free Income Fund (Fund) is
registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company. The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Fund's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Over-the-counter (OTC) securities are valued within
the range of the most recent quoted bid and ask prices.
Securities that trade in multiple markets or on multiple
exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement date. These types of securities may be considered unfunded

Franklin California Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
and the Fund may be obligated to perform on such
agreements at a future date. Unfunded commitments are
marked to market daily and any unrealized appreciation
or depreciation is included in the Statement of Assets and
Liabilities and the Statement of Operations. At February 28,
2025, unfunded commitments were as follows:
c. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
d. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Dividends from net investment income are normally declared
daily; these dividends may be reinvested or paid monthly to
shareholders. Distributions from realized capital gains and
other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according
to income tax regulations (tax basis) and may differ from
earnings recorded in accordance with U.S. GAAP. These
differences may be permanent or temporary. Permanent
differences are reclassified among capital accounts to
reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in
subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Borrower
Unfunded
Commitment
Franklin California Tax-Free Income Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $9,260,673
B-2, 7.125%, 7/01/59 44,974,968
$54,235,641
1. Organization and Significant Accounting Policies
(continued)
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against
the Fund that have not yet occurred. Currently, the Fund
expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At February 28, 2025, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Year Ended
February 28, 2025
Year Ended
February 29, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 108,497,677 $747,163,818 111,103,872 $748,252,476
Shares issued in reinvestment of distributions .......... 12,449,826 85,467,488 11,221,408 75,610,343
Shares redeemed ............................... (75,533,750) (518,369,419) (90,905,475) (606,991,703)
Net increase (decrease) .......................... 45,413,753 $314,261,887 31,419,805 $216,871,116
Class A1 Shares:
Shares sold ................................... 23,074,570 $158,482,920 23,779,613 $160,563,352
Shares issued in reinvestment of distributions .......... 32,250,476 221,048,096 35,372,737 238,039,282
Shares redeemed ............................... (145,228,231) (996,537,591) (159,208,778) (1,070,993,639)
Net increase (decrease) .......................... (89,903,185) $(617,006,575) (100,056,428) $(672,391,005)
Class C Shares:
Shares sold ................................... 7,085,082 $48,630,066 7,648,428 $51,557,340
Shares issued in reinvestment of distributions .......... 1,532,350 10,484,905 1,977,851 13,279,250
Shares redeemed
a
.............................. (18,747,924) (128,416,791) (26,943,298) (179,660,979)
Net increase (decrease) .......................... (10,130,492) $(69,301,820) (17,317,019) $(114,824,389)
Class R6 Shares:
Shares sold ................................... 20,259,202 $138,862,484 35,192,599 $235,878,559
Shares issued in reinvestment of distributions .......... 1,839,250 12,591,170 1,592,058 10,703,079
Shares redeemed ............................... (12,510,954) (85,711,310) (31,217,481) (206,735,201)
Net increase (decrease) .......................... 9,587,498 $65,742,344 5,567,176 $39,846,437
1. Organization and Significant Accounting Policies
(continued)
f. Insurance
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the year ended February 28, 2025, the gross effective investment management fee rate was 0.443% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Year Ended
February 28, 2025
Year Ended
February 29, 2024
Shares Amount Shares Amount
Advisor Class Shares:
Shares sold ................................... 107,532,859 $736,503,112 162,323,709 $1,079,685,423
Shares issued in reinvestment of distributions .......... 12,190,275 83,435,995 12,033,563 80,813,259
Shares redeemed ............................... (91,001,550) (622,825,801) (170,882,475) (1,126,437,062)
Net increase (decrease) .......................... 28,721,584 $197,113,306 3,474,797 $34,061,620
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
2. Shares of Beneficial Interest
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended February 28, 2025, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$2,085,527 was retained by Investor Services.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65% based on the average net assets of each class until June 30,
2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until June 30, 2025.
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.10%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $59,906
CDSC retained .............................................................................. $269,824
3. Transactions with Affiliates
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended February 28, 2025, these purchase and sale transactions aggregated $179,395,000 and $212,615,000, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended February 28, 2025, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2025, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended February 28, 2025 and February 29, 2024, was as follows:
At February 28, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed tax exempt income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales and bond discounts and premiums.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $610,562,240
Long term ................................................................................ 473,101,953
Total capital loss carryforwards ............................................................... $1,083,664,193
2025 2024
Distributions paid from:
Ordinary income .......................................................... $3,343,875 $5,372,038
Tax exempt income ........................................................ 467,926,172 478,117,334
$471,270,047 $483,489,372
Cost of investments .......................................................................... $12,433,578,736
Unrealized appreciation ........................................................................ $894,023,887
Unrealized depreciation ........................................................................ (298,337,209)
Net unrealized appreciation (depreciation) .......................................................... $595,686,678
Distributable earnings:
Undistributed tax exempt income ................................................................. $20,847,818
3. Transactions with Affiliates
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended February 28, 2025, aggregated
$1,034,491,159 and $1,079,921,077, respectively.
7. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
8. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended February 28, 2025, the Fund did not use the Global Credit Facility.
9. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

Franklin California Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
A summary of inputs used as of February 28, 2025, in valuing the Fund's assets carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
10. Operating Segments
The Fund has adopted the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) -
Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund's financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. The Fund's Investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Franklin California Tax-Free Income Fund
Assets:
Investments in Securities:
Common Stocks ......................... $ — $ — $ —
a
$ —
Senior Floating Rate Interests ............... — — 1,497,383 1,497,383
Municipal Bonds ......................... — 12,924,214,325 — 12,924,214,325
Escrows and Litigation Trusts ............... — — 3,333,706 3,333,706
Short Term Investments ................... — 100,220,000 — 100,220,000
Total Investments in Securities ........... $— $13,024,434,325 $4,831,089 $13,029,265,414
Other Financial Instruments:
Unfunded Commitments .................. $— $— $2,211,045 $2,211,045
Total Other Financial Instruments ......... $— $— $2,211,045 $2,211,045
a
Includes financial instruments determined to have no value.
9. Fair Value Measurements
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
CME
Chicago Mercantile Exchange
COP
Certificate of Participation
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FHLMC
Federal Home Loan Mortgage Corp.
GO
General Obligation
NATL
National Reinsurance Corp.
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement

Franklin California Tax-Free Income Fund
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees and Shareholders of Franklin California Tax-Free Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
California Tax-Free Income Fund (the "Fund") as of February 28, 2025, the related statement of operations for the year ended
February 28, 2025, the statements of changes in net assets for each of the two years in the period ended February 28, 2025, including the related notes, and the financial highlights for each of the three years in the period ended February 28, 2025, the period April 1, 2021 to February 28, 2022 and each of the two years in the period ended March 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended February 28, 2025 and the financial highlights for each of the three years in the period ended February 28, 2025, the period April 1, 2021 to February 28, 2022 and each of the two years in the period ended
March 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025 by correspondence with the custodian, private placement agents and agent bank; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
April 17, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin California Tax-Free Income Fund

franklintempleton.com
Annual Report
Tax Information (unaudited)
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended February 28, 2025:
Pursuant to: Amount Reported
Exempt-Interest Dividends Distributed §852(b)(5)(A) $467,926,172
Section 163(j) Interest Earned §163(j) $3,343,875

Franklin California Tax-Free Income Fund

franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4312-AFSOI 04/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Franklin California Tax-Free Income Fund

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	April 28, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	April 28, 2025

By:	/s/ Jeffery White
Jeffery White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	April 28, 2025